SEC File Nos. 2-83847
                                    811-3734


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 28

                                       and

                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 28


                             EUROPACIFIC GROWTH FUND
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                Vincent P. Corti
                    Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:

                            Richard M. Phillips, Esq.
                           Kirkpatrick & Lockhart LLP
                             Four Embarcadero Center
                         San Francisco, California 94111
                          (Counsel for the Registrant)



                       Approximate date of proposed public
                                   offering:
        It is proposed that this filing become effective on June 1, 2003, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/




EuroPacific
Growth Fund/(R)/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
20    Sales Charge Reductions and Waivers
22    Plans of Distribution
23    How to Sell Shares
25    Distributions and Taxes
26    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 June 1, 2003

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge was included, results would be lower)

1993            35.60
1994             1.12
1995            12.87
1996            18.64
1997             9.19
1998            15.54
1999            56.97
2000           -17.84
2001           -12.18
2002           -13.61

[end bar chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                                                            29.09%  (quarter ended December 31, 1999)
LOWEST                                                            -17.58%  (quarter ended September 30, 2002)


The total return for the three months ended March 31, 2003 was -9.66%.


                                     2
EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 8 reflects the fund's results calculated without a sales charge.


                                     3
                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                     LIFETIME
                                              ONE     FIVE    TEN    (4/16/84-
                                             YEAR    YEARS   YEARS   12/31/02)
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                               -18.58%   1.28%  7.89%    11.77%
 After Taxes on Distributions               -18.79%   0.18%  6.55%      N/A
 After Taxes on Distributions and Sale of   -11.29%   1.10%  6.36%      N/A
Fund Shares
 CLASS B - BEGAN 3/15/00
 Before Taxes                               -18.57%    N/A    N/A       N/A
 CLASS C - BEGAN 3/15/01
 Before Taxes                               -15.21%    N/A    N/A       N/A
 CLASS F - BEGAN 3/15/01
 Before Taxes                               -13.65%    N/A    N/A       N/A
 INDEXES (BEFORE TAXES)/1/
 MSCI EAFE Index/2/                         -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/3/      -16.67%  -2.34%  5.04%     9.35%



/1/ Lifetime results are measured from the date Class A shares first became available.
/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/3/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     4
EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on               5.75%/2/     none        none          none           none
 purchases (as a
 percentage of
 offering price)
----------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none           none
 imposed on
 reinvested dividends
----------------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/        none           none
 sales charge
----------------------------------------------------------------------------------------
 Redemption or             none        none        none          none           none
 exchange fees



/1/ Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.
/2/ Sales charges are reduced or eliminated for purchases of $25,000 or more. /3/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
/4/ Deferred sales charge is reduced after 12 months and eliminated after six years.
/5/ Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management Fees                  0.46%    0.46%    0.46%    0.46%
-------------------------------------------------------------------------------
 Distribution and/or Service      0.25%    1.00%    1.00%    0.25%
 (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses                   0.19%    0.22%    0.28%    0.23%
-------------------------------------------------------------------------------
 Total Annual Fund Operating      0.90%    1.68%    1.74%    0.94%
 Expenses
                                  CLASS    CLASS    CLASS    CLASS     CLASS

                                  529-A    529-B    529-C    529-E    529-F/2/
-------------------------------------------------------------------------------
 Management Fees                  0.46%    0.46%    0.46%    0.46%     0.46%
-------------------------------------------------------------------------------
 Distribution and/or Service      0.14%    1.00%    1.00%    0.50%     0.25%
 (12b-1) Fees/3/
-------------------------------------------------------------------------------
 Other Expenses/4/                0.34%    0.40%    0.38%    0.34%     0.34%
-------------------------------------------------------------------------------
 Total Annual Fund Operating      0.94%    1.86%    1.84%    1.30%     1.05%
 Expenses



/1/ Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
/2/ Annualized.
/3/ Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
/4/ Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
                                           EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 Class A/1/                        $662       $845        $1,045      $1,619
-------------------------------------------------------------------------------
 Class B - assuming                $671       $930        $1,113      $1,779
redemption/2/
-------------------------------------------------------------------------------
 Class B - assuming no             $171       $530        $  913      $1,779
redemption
-------------------------------------------------------------------------------
 Class C - assuming                $277       $548        $  944      $2,052
redemption/3/
-------------------------------------------------------------------------------
 Class C - assuming no             $177       $548        $  944      $2,052
redemption
-------------------------------------------------------------------------------
 Class F - excludes                $ 96       $300        $  520      $1,155
intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A/1/                    $665       $857        $1,065      $1,663
-------------------------------------------------------------------------------
 Class 529-B - assuming            $689       $985        $1,206      $1,939
redemption/2/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $189       $585        $1,006      $1,939
redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $287       $579        $  995      $2,159
redemption/3/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $187       $579        $  995      $2,159
redemption
-------------------------------------------------------------------------------
 Class 529-E                       $132       $412        $  713      $1,568
-------------------------------------------------------------------------------
 Class 529-F - excludes            $107       $334        $  579      $1,283
intermediary fees/4/



/1/ Reflects the maximum initial sales charge in the first year.
/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects contingent deferred sales charge during the first year.
/4/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                     6
EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and other fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     7
                                           EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.




 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                     LIFETIME
                                              ONE     FIVE    TEN    (4/16/84-
                                             YEAR    YEARS   YEARS   12/31/02)
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                               -13.61%   2.49%  8.53%    12.13%
 After Taxes on Distributions               -13.84%   1.37%  7.18%      N/A
 After Taxes on Distributions and Sale of    -8.24%   2.08%  6.92%      N/A
Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                               -14.30%    N/A    N/A       N/A
-------------------------------------------------------------------------------
 CLASS C - BEGAN 3/15/01
 Before Taxes                               -14.36%    N/A    N/A       N/A
-------------------------------------------------------------------------------
 CLASS F - BEGAN 3/15/01
 Before Taxes                               -13.65%    N/A    N/A       N/A
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 MSCI EAFE Index/2/                         -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/3/      -16.67%  -2.34%  5.04%     9.35%



/1/ Lifetime results are measured from the date Class A shares first became available.
/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/3/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     8
EuroPacific Growth Fund / Prospectus

[begin pie chart]
Holdings by Industry as of March 31, 2003

Pharmaceuticals                         8.45%
Banks                                   7.34
Diversified telecommunication services  7.15
Oil & gas                               6.81
Food products                           5.67
Other industries                       52.34
Bonds & notes                            .03
Cash & equivalents                     12.21
[end pie chart]



                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.89%
                                               ------------------------------------------
 United Kingdom                 16.8%           Vodafone Group                  2.50
------------------------------------------     ------------------------------------------
 Netherlands                     6.4            Unilever                        2.12
------------------------------------------     ------------------------------------------
 France                          6.3            Nestle                          1.82
------------------------------------------     ------------------------------------------
 Switzerland                     3.8            Vivendi Universal               1.51
------------------------------------------     ------------------------------------------
 Germany                         3.2            KPN                             1.41
------------------------------------------     ------------------------------------------
 Spain                           1.9            Cia. Vale do Rio Doce           1.41
------------------------------------------     ------------------------------------------
 Norway                          1.6            Samsung Electronics             1.38
------------------------------------------     ------------------------------------------
 Denmark                         1.4            Petrobas                        1.33
------------------------------------------     ------------------------------------------
 Belgium                         1.2            Bank of Nova Scotia             1.29
------------------------------------------     ------------------------------------------
 Sweden                          1.1
------------------------------------------
 Italy                           1.0
------------------------------------------
 Finland                         1.0
------------------------------------------
 Ireland                         0.7
------------------------------------------
 Austria                         0.5
------------------------------------------
 Other Europe                    0.8
------------------------------------------
 Pacific Basin
 Japan                          14.0
------------------------------------------
 Canada                          5.5
------------------------------------------
 South Korea                     5.2
------------------------------------------
 Australia                       3.6
------------------------------------------
 Mexico                          3.1
------------------------------------------
 Taiwan                          2.2
------------------------------------------
 Hong Kong                       0.9
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             0.4
------------------------------------------
 Other
 Brazil                          3.0
------------------------------------------
 South Africa                    1.4
------------------------------------------
 Other Countries                 0.3
 Cash & Cash Equivalents        12.2




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     9
                                           EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:


                                     10
EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       12 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 21 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     19 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 37 years in total;
                                                            31 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    9 years              Chairman and Principal Executive Officer, Capital
 Senior Vice President           (plus 7 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        7 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 15 years in total;
                              professional for the fund)    11 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       2 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 17 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        2 years              Senior Vice President and Director, Capital
                                 (plus 8 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 15 years in total;
                                                            12 years with Capital Research and Management
                                                            Company or affiliate






                                     11
                                           EuroPacific Growth Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080





A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME." CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     12
EuroPacific Growth Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     13
                                           EuroPacific Growth Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none




                                     14
EuroPacific Growth Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     15
                                           EuroPacific Growth Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                    $     50
    For a retirement plan account through payroll deduction           $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                                 $     50
    For a retirement plan account through payroll deduction           $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                  $100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                  $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.


                                     16
EuroPacific Growth Fund / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     17
                                           EuroPacific Growth Fund / Prospectus

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.


                                     18
EuroPacific Growth Fund / Prospectus

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.


                                     19
                                           EuroPacific Growth Fund / Prospectus

Sales Charge Reductions and Waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.


                                     20
EuroPacific Growth Fund / Prospectus

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater and upon your request, the amount you invested less any withdrawals; however, capital appreciation and reinvested dividends and capital gains do not apply) of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).


                                     21
                                           EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     22
EuroPacific Growth Fund / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for the shares purchased have cleared (normally 15 calendar days).


                                     23
                                           EuroPacific Growth Fund / Prospectus

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     24
EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     25
[logo-Europacifc Growth Fund (r)]           EuroPacific Growth Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information for the year ended March 31, 2003 has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The financial highlight information for each of the prior years shown was audited by other independent accountants.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                  $27.23       $.25        $ (6.46)      $ (6.21)     $(.24)       $    -          $ (.24)
Year ended 3/31/2002                   28.72        .33          (1.16)         (.83)      (.66)            -            (.66)
Year ended 3/31/2001                   44.61        .69         (12.65)       (11.96)      (.19)        (3.74)          (3.93)
Year ended 3/31/2000                   30.21        .34          15.74         16.08       (.29)        (1.39)          (1.68)
Year ended 3/31/1999                   29.56        .42           1.85          2.27       (.36)        (1.26)          (1.62)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2003                   27.09        .07          (6.43)        (6.36)      (.08)            -            (.08)
Year ended 3/31/2002                   28.56        .11          (1.14)        (1.03)      (.44)            -            (.44)
Year ended 3/31/2001                   44.59        .47         (12.65)       (12.18)      (.11)        (3.74)          (3.85)
Period from 3/15/2000 to 3/31/2000     43.09        .03           1.47          1.50          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2003                   27.07        .05          (6.42)        (6.37)      (.12)            -            (.12)
Year ended 3/31/2002                   28.56        .06          (1.14)        (1.08)      (.41)            -            (.41)
Period from 3/15/2001 to 3/31/2001     28.87        .06           (.37)         (.31)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2003                   27.23        .24          (6.46)        (6.22)      (.26)            -            (.26)
Year ended 3/31/2002                   28.72        .26          (1.11)         (.85)      (.64)            -            (.64)
Period from 3/15/2001 to 3/31/2001     29.02        .07           (.37)         (.30)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 3/31/2003                   27.23        .23          (6.45)        (6.22)      (.27)            -            (.27)
Period from 2/15/2002 to 3/31/2002     26.02        .11           1.10          1.21          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 3/31/2003                  27.21        .02          (6.43)        (6.41)      (.19)            -            (.19)
 Period from 2/19/2002 to 3/31/2002    25.54        .08           1.59          1.67          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 3/31/2003                   27.20        .02          (6.42)        (6.40)      (.19)            -            (.19)
Period from 2/15/2002 to 3/31/2002     26.02        .09           1.09          1.18          -             -               -
CLASS 529-E:
Year ended 3/31/2003                   27.23        .15          (6.44)        (6.29)      (.25)            -            (.25)
Period 3/7/2002 to 3/31/2002           27.39        .06           (.22)         (.16)         -             -               -
CLASS 529-F:
Period from 9/16/2002 to 3/31/2003     22.67        .16          (1.83)        (1.67)      (.26)            -            (.26)



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                    $20.78      (23.16)%      $20,143         .90%           1.06%
Year ended 3/31/2002                     27.23       (2.63)        27,765         .88            1.21
Year ended 3/31/2001                     28.72      (28.02)        28,963         .84            1.89
Year ended 3/31/2000                     44.61       54.32         38.837         .84             .93
Year ended 3/31/1999                     30.21        8.19         22,083         .84            1.45
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2003                     20.65      (23.79)           387        1.68             .28
Year ended 3/31/2002                     27.09       (3.34)           422        1.65             .41
Year ended 3/31/2001                     28.56      (28.53)           321        1.61            1.40
Period from 3/15/2000 to 3/31/2000       44.59        3.48             30        0.07             .06
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2003                     20.58      (23.80)           275        1.74             .19
Year ended 3/31/2002                     27.07       (3.53)           178        1.77             .22
Period from 3/15/2001 to 3/31/2001       28.56       (1.07)            10         .08             .18
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2003                     20.75      (23.21)           861         .94            1.00
Year ended 3/31/2002                     27.23       (2.71)           580         .95             .98
Period from 3/15/2001 to 3/31/2001       28.72       (1.03)             7         .05             .22
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 3/31/2003                     20.74      (23.22)            33         .94             .98
Period from 2/15/2002 to 3/31/2002       27.23        4.88              4         .13             .42
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 3/31/2003                    20.61      (23.91)             8        1.86             .07
 Period from 2/19/2002 to 3/31/2002      27.21        6.77              1         .20             .29
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 3/31/2003                     20.61      (23.88)            15        1.84             .08
Period from 2/15/2002 to 3/31/2002       27.20        4.77              1         .22             .35
CLASS 529-E:
Year ended 3/31/2003                     20.69      (23.48)             2        1.30             .66
Period 3/7/2002 to 3/31/2002             27.23        (.36)             -/4/      .09             .23
CLASS 529-F:
Period from 9/16/2002 to 3/31/2003       20.74       (7.57)             1        1.05/5/         1.31/5/


EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       29%         27%         37%         29%          32%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Amount less than 1 million.

/5/ Annualized.
                                           EuroPacific Growth Fund / Prospectus

[logo - American Funds (sm)]
                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR COLLEGEAMERICA      American Funds Service Company
                                  800 /421-0180, ext. 529
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.







[logo-recycled bug]
Printed on recycled paper                  Investment Company File No. 811-3734
EUPAC-010-0603/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
            Capital Guardian                 Capital Bank and Trust

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/




EuroPacific
Growth Fund/(R)/

















 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 June 1, 2003

Class R-5 shares of EuroPacific Growth Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends      none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                               none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.46%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                none
---------------------------------------------------------------------
 Other Expenses                                         0.17%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.63%


1 Annualized.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                   ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-----------------------------------------------------------------
 Class R-5           $64        $202         $351        $786
-----------------------------------------------------------------

Purchase and Exchange of Shares - pages 15-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 17-19

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 26-27

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information for the year ended
March 31, 2003 has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The financial highlight information for each of the prior years shown was audited by other independent accountants.



                                                  INCOME FROM INVESTMENT OPERATIONS            DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003   $27.55       $.26        $(6.74)       $(6.48)      $(.29)          -            $(.29)



                                                               Net assets,    Ratio of     Ratio of net
                                       Net asset                 end of      expenses to      income
                                     value, end of   Total       period      average net    to average
                                        period       return   (in millions)    assets       net assets
--------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003     $20.78      (23.71)%      $782          .63%/2/       1.31%/2/

/  /



                                           YEAR ENDED MARCH 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       29%         27%         37%         29%          32%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Annualized.

                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                                June 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund or "EUPAC") dated June 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       36
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements




                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the U.S. Cash and cash equivalents issued by U.S. issuers, however, will be treated as Pacific Basin assets.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e. not convertible into equity) rated Baa and BBB or below by Moody's Investor Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

                        EuroPacific Growth Fund - Page 2

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.

                        EuroPacific Growth Fund - Page 3

Lower rated debt securities, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market

                        EuroPacific Growth Fund - Page 4
valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it

                        EuroPacific Growth Fund - Page 5
may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2003 was 29%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting

                        EuroPacific Growth Fund - Page 6
securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

9.   Purchase securities on margin;

10. Issue senior securities or borrow money, except as permitted by the 1940 Act, as amended or any rule thereunder, any Securities and Exchange Commission ("SEC:") or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC;

11.  Mortgage, pledge or hypothecate its total assets to any extent;

12. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                        EuroPacific Growth Fund - Page 7

13. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

14.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

15. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer;

2. The fund does not currently intend to engage in an ongoing or regular securities lending program;

3. The fund will only borrow for temporary or emergency purposes and not for investment in securities; or

4. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                YEAR FIRST                                         NUMBER OF BOARDS
                    POSITION     ELECTED                                            WITHIN THE FUND
                    WITH THE     ATRUSTEE       PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE       FUND    OF THE FUND/1/             PAST 5 YEARS               TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth           Trustee       1991        Administrative Director, ANZI,              3            None
 Allison                                       Ltd. (financial publishing and
 Age: 56                                       consulting); Publishing
                                               Consultant, Harvard Medical
                                               School; former Senior Vice
                                               President, Planning and
                                               Development, McGraw Hill, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox       Trustee       1984        Managing General Partner, Fox               7            Crompton Corporation
 Age:66                                        Investments LP; Professor,
                                               University of California;
                                               retired President and Chief
                                               Executive Officer, Foster Farms
                                               (poultry producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh         Trustee       1994        Executive Chairman, Itoh                    3            None
 Age: 62                                       Building Co., Ltd.; former
                                               President, Autosplice KK; former
                                               Managing Partner, VENCA
                                               Management (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling    Trustee       1987        President, American Public Media            6            Irwin Financial
 Age: 61                                       Group                                                    Corporation;
                                                                                                        St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald    Trustee       1984        The IBJ Professor of Finance,               8            Plum Creek Timber Co.;
 Age: 66                                       Graduate School of Business,                             Scholastic Corporation;
                                               Stanford University                                      iStar Financial, Inc.;
                                                                                                        Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.          Trustee       1992        Chairman of the Board, Irwin                3            Cummins, Inc.; Tennant
 Miller                                        Financial Corporation                                    Company
 Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi      Trustee       2002        Special Advisor to the President            2            ST Microelectronics; SEAT
 Age: 59                                       of the European Commission;                              (Telecom Italia); Korn &
                                               former Chief Executive Officer,                          Ferry Europe
                                               Tecnitel
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P.             Trustee       1996        Chairman/Chief Executive                    6            None
 Pendleton                                     Officer, Cairnwood, Inc.
 Age: 63                                       (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------



                        EuroPacific Growth Fund - Page 9

                                                    PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST             PAST 5 YEARS AND
                                     ELECTED                POSITIONS HELD             NUMBER OF BOARDS
                      POSITION      A TRUSTEE          WITH AFFILIATED ENTITIES         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUND      OF THE FUND/1/             OF THE FUND                TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES /4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning     President,        1994        Director, Capital Research and              1            None
 Age: 45             Principal                     Management Company; Director,
                     Executive                     The Capital Group Companies,
                     Officer                       Inc.*; Senior Vice President,
                     and                           Capital Research Company*;
                     Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres     Chairman          1999        Senior Vice President, Capital              4            None
 Age: 61             of the                        Research and Management Company;
                     Board                         Vice President, Capital Strategy
                                                   Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 10

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                            POSITION         YEAR FIRST ELECTED                       WITH AFFILIATED ENTITIES
                            WITH THE             AN OFFICER                         OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler         Executive                1984         Senior Vice President, Capital Research Company*
 Age: 60                 Vice President
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.                Senior Vice               1996         Senior Vice President, Capital Research and Management Company;
 Lovelace                  President                             Chairman and Principal Executive Officer, Capital Research
 Age: 40                                                         Company*; Director, American Funds Distributors, Inc.*; Director,
                                                                 The Capital Group Companies, Inc.*;
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong                  Vice                  1998         Senior Vice President, Capital Research Company*
 Age: 43                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki              Vice                  1998         Vice President, Capital Research Company*
 Age: 41                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti          Secretary                1984         Vice President - Fund Business Management Group, Capital Research
 Age: 46                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould           Treasurer                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 48                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe           Assistant                1998         Vice President - Fund Business Management Group, Capital Research
 Age: 36                   Treasurer                             and Management Company
-----------------------------------------------------------------------------------------------------------------------------------


*  Company affiliated with Capital Research and Management Company.

/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed, except Hiromi Mizugaki, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        EuroPacific Growth Fund - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------


/1/ Ownership disclosure is made using the following ranges:  None;
    $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and Over $100,000.
    The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $23,000 to Trustees who are not affiliated with the Investment Adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                        EuroPacific Growth Fund - Page 12

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Elisabeth Allison              $32,000                        $ 82,800
-------------------------------------------------------------------------------------
 Robert A. Fox                   29,900/3/                      199,300/3/
-------------------------------------------------------------------------------------
 Koichi Itoh                     33,500/3/                       85,300/3/
-------------------------------------------------------------------------------------
 William H. Kling                30,600/3/                      133,600/3/
-------------------------------------------------------------------------------------
 John G. McDonald                29,375/3/                      279,800/3/
-------------------------------------------------------------------------------------
 William I. Miller               27,000/3/                       70,300/3/
-------------------------------------------------------------------------------------
 Alessandro Ovi                  31,000/3/                       56,800/3/
-------------------------------------------------------------------------------------
 Kirk Pendleton                  33,500/3/                      172,300/3/
-------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Robert A. Fox ($242,262), Koichi Itoh ($139,201), William H. Kling ($172,096), John G.
    McDonald ($250,293), William I. Miller ($128,460), Alessandro Ovi ($17,333.28) and Kirk P. Pendleton ($136,741). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of May 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated all of its day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                        EuroPacific Growth Fund - Page 13
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Trustees. There were four Audit Committee meetings held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution

                        EuroPacific Growth Fund - Page 14
under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There were two Contracts Committee meetings held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings held during the 2003 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                        EuroPacific Growth Fund - Page 15

In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.


Members of the Committee discussed the quality of services provided to the fund and noted that while absolute results were negative during fiscal 2002, 2001 and the six months ended September 30, 2002, its results versus other international funds were favorable over those periods as well as for longer periods of time.
 The Committee also noted the fund's relatively low expense ratio and considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.

                        EuroPacific Growth Fund - Page 16

The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2003, 2002 and 2001, the Investment Adviser received from the fund advisory fees of $118,384,000, $130,797,000 and $155,060,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.

                        EuroPacific Growth Fund - Page 17

During the fiscal period ended 2003, administrative services fees were:


                                                                                 ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------------
                                 CLASS C                                                 $  531,000
------------------------------------------------------------------------------------------------------------------
                                 CLASS F                                                  1,303,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-A                                                   36,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-B                                                   11,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-C                                                   20,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-E                                                    2,000
------------------------------------------------------------------------------------------------------------------
                               CLASS 529-F                                                      443
------------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.

                        EuroPacific Growth Fund - Page 18

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $4,090,000          $18,408,000
                                                  2002             4,929,000           22,338,000
                                                  2001             9,936,000           45,888,000
                 CLASS B                          2003             1,118,000            5,115,000
                                                  2002             1,419,000            5,982,000
                                                  2001             2,585,000           15,106,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               174,000              817,000
                                                  2002                12,000               75,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                51,000              344,000
                                                  2002                29,000                3,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of

                        EuroPacific Growth Fund - Page 19
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $21,880,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                        EuroPacific Growth Fund - Page 20

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $59,595,000                 $3,621,000
------------------------------------------------------------------------------
        CLASS B                   4,127,000                    331,000
------------------------------------------------------------------------------
        CLASS C                   2,460,000                    234,000
------------------------------------------------------------------------------
        CLASS F                   1,872,000                    181,000
------------------------------------------------------------------------------
      CLASS 529-A                    30,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-B                    48,000                      7,000
------------------------------------------------------------------------------
      CLASS 529-C                    91,000                     12,000
------------------------------------------------------------------------------
      CLASS 529-E                     6,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                        222
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                        EuroPacific Growth Fund - Page 21
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and

                        EuroPacific Growth Fund - Page 22
     the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

                        EuroPacific Growth Fund - Page 23

     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

                        EuroPacific Growth Fund - Page 24

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        EuroPacific Growth Fund - Page 25

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 26

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                        EuroPacific Growth Fund - Page 27

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                        EuroPacific Growth Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                        EuroPacific Growth Fund - Page 29
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                        EuroPacific Growth Fund - Page 30

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                        EuroPacific Growth Fund - Page 31
net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference

                        EuroPacific Growth Fund - Page 32
     between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

                        EuroPacific Growth Fund - Page 33

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater and upon your request, the amount you invested less any withdrawals; however, capital appreciation and reinvested dividends and capital gains do not apply) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on

                        EuroPacific Growth Fund - Page 34
     investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

                        EuroPacific Growth Fund - Page 35

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

                        EuroPacific Growth Fund - Page 36

Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in

                        EuroPacific Growth Fund - Page 37
overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     "*) Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     "*)   Requests must be signed by the registered shareholder(s).

     "*)   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union

                        EuroPacific Growth Fund - Page 38
          that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     "*) Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     "*) You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     "*) Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     "*)   Checks must be made payable to the registered shareholder(s).

     "*) Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     "*) You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     "*) You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                        EuroPacific Growth Fund - Page 39

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:

                        EuroPacific Growth Fund - Page 40

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the

                        EuroPacific Growth Fund - Page 41
day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
 However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if

                        EuroPacific Growth Fund - Page 42
at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $29,148,000, $31,219,000 and $49,181,000, respectively. The volume of securities subject to brokerage commissions and dealer concessions purchased by the fund decreased during the 2003 fiscal year, resulting in a decrease in total commissions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of ABN Amro Holding NV in the amount of $87,588,000.


                        EuroPacific Growth Fund - Page 43

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $29,077,000 for Class A shares and $613,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Kirkpatrick & Lockhart LLP, Four Embarcadero Center, San Francisco, CA 94111, currently serves as counsel for the fund and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its control affiliates. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban

                        EuroPacific Growth Fund - Page 44
on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- MARCH 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $20.75
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $22.02


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.43% based on a 30-day (or one month) period ended March 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  =   dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended March 31, 2003 were -27.57%, -3.26% and 6.12%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended March 31, 2003 were -23.16%, -2.11% and 6.74%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

                        EuroPacific Growth Fund - Page 45

In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                        EuroPacific Growth Fund - Page 46

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                        EuroPacific Growth Fund - Page 47

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                        EuroPacific Growth Fund - Page 48

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                        EuroPacific Growth Fund - Page 49

INVESTMENT PORTFOLIO, MARCH 31, 2003



INDUSTRY DIVERSIFICATION

Percent of net assets
[begin pie chart]
Pharmaceuticals                                          8.45 %
Banks                                                    7.34
Diversified Telecommunication Services                   7.15
Oil & Gas                                                6.81
Food Products                                            5.67
Bonds & notes                                            0.03
Other industries                                        52.34
Cash & equivalents                                      12.21
[end pie chart]

                                                      Percent
                                                      of net
LARGEST EQUITY HOLDINGS                               assets

AstraZeneca                                               2.89 %
Vodafone Group                                            2.50
Unilever PLC                                              2.12
Nestle                                                    1.82
Vivendi Universal                                         1.51
KPN                                                       1.41
Cia. Vale do Rio Doce                                     1.41
Samsung Electronics                                       1.38
Petrobras                                                 1.33
Bank of Nova Scotia                                       1.29



                                                                                         Shares or principal       Market value
Equity securities (common and preferred stocks and convertible debentures)                            amount               (000)

PHARMACEUTICALS  -  8.45%
AstraZeneca PLC (Sweden) (1)                                                                      14,341,617       $    489,384
AstraZeneca PLC (United Kingdom) (1)                                                               4,863,000            165,593
Aventis SA (France) (1)                                                                            4,933,550            216,091
Novo Nordisk A/S, Class B (Denmark) (1)                                                            6,061,200            199,636
Sanofi-Synthelabo (France) (1)                                                                     3,290,000            165,181
UCB NV (Belgium) (1)                                                                               7,290,900            157,727
Shionogi & Co., Ltd. (Japan) (1)                                                                  10,839,000            146,611
Novartis AG (Switzerland) (1)                                                                      3,613,960            133,538
H. Lundbeck A/S (Denmark) (1)                                                                      6,986,388            129,673
Chugai Pharmaceutical Co., Ltd. (Japan)                                                            6,418,000             65,131
Elan Corp., PLC (ADR) (Ireland) (2)                                                               16,675,800             46,525


BANKS  -  7.34%
Bank of Nova Scotia (Canada)                                                                       8,296,200            293,486
HSBC Holdings PLC (United Kingdom) (1)                                                            11,673,571            120,115
HSBC Holdings PLC (1)                                                                             11,505,980            117,955
Kookmin Bank (South Korea) (1)                                                                     8,060,000            186,089
HBOS PLC (United Kingdom) (1)                                                                     16,231,012            166,522
Svenska Handelsbanken Group, Class A (Sweden) (1)                                                  9,813,100            138,544
Allied Irish Banks, PLC (Ireland)                                                                  7,066,900             97,388
Westpac Banking Corp. (Australia) (1)                                                             10,106,435             92,068
Hang Seng Bank Ltd. (Hong Kong) (1)                                                                8,605,100             87,715
ABN AMRO Holding NV (Netherlands) (1)                                                              6,000,004             87,588
Lloyds TSB Group PLC (United Kingdom) (1)                                                         16,000,000             81,381
Sumitomo Mitsui Financial Group, Inc. 2.25% convertible preferred 2005 (Japan)          13,119,000,000 units             79,391
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                      3,280,000             47,462
Societe Generale (France) (1)                                                                        835,000             42,997
Toronto-Dominion Bank (Canada)                                                                       766,400             16,925
UFJ International Finance (Bermuda) Trust 0.53% convertible preferred 2014 (Japan)       3,000,000,000 units              5,261
DBS Group Holdings Ltd. (Singapore) (1)                                                              614,378              3,204


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.15%
Royal KPN NV (Netherlands) (1) (2)                                                                49,702,400            319,493
Telefonica, SA (Spain) (1) (2)                                                                    27,566,705            258,453
BCE Inc. (Canada)                                                                                 12,019,097            221,195
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                              6,399,000            190,178
Telefonos de Mexico, SA de CV, Class L                                                             7,180,000             10,656
KT Corp. (ADR) (South Korea)                                                                       5,020,000             86,193
KT Corp. (1)                                                                                       2,359,330             80,719
Deutsche Telekom AG (Germany) (1)                                                                 14,504,600            159,192
Swisscom AG (Switzerland) (1)                                                                        420,770            129,602
France Telecom, SA (France) (1)                                                                    2,770,000             56,597
France Telecom, SA, rights, expire 2003 (2)                                                        2,770,000             10,863
Singapore Telecommunications Ltd. (Singapore) (1)                                                 48,097,000             36,534
Telecom Corp. of New Zealand Ltd. (New Zealand) (1)                                               10,444,100             26,139
Hellenic Telecommunications Organization SA (Greece)                                               1,800,000             16,472
Philippine Long Distance Telephone Co. (ADR) (Philippines) (2)                                     1,936,764             11,175
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                 475,000              4,474
Telewest Communications PLC (United Kingdom) (2)                                                  77,919,721              2,523


OIL & GAS  -  6.81%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            19,911,150            301,654
Petro-Canada (Canada)                                                                              7,300,000            248,790
"Shell" Transport and Trading Co., PLC (United Kingdom) (1)                                       13,200,000             79,777
"Shell" Transport and Trading Co., PLC (New York registered)                                       1,675,000             60,669
Royal Dutch Petroleum Co. (Netherlands) (1)                                                        1,000,000             40,694
Royal Dutch Petroleum Co. (New York registered)                                                      500,000             20,375
Norsk Hydro AS (Norway) (1)                                                                        4,705,000            177,721
Norsk Hydro AS (ADR)                                                                                 250,000              9,497
Canadian Natural Resources, Ltd. (Canada)                                                          5,250,000            179,461
Sasol Ltd. (South Africa) (1)                                                                     12,494,100            137,896
ENI SpA (Italy) (1)                                                                                9,000,000            119,802
Suncor Energy Inc. (Canada)                                                                        3,010,618             52,554
LUKoil Holding (ADR) (Russia)                                                                        940,000             51,606
Nexen Inc. (Canada)                                                                                2,353,349             48,042
TOTAL FINA ELF SA, Class B (France) (1)                                                               85,000             10,745
TOTAL FINA ELF SA, STRIP VVPR (2)                                                                    180,000                  2
BG Group PLC (United Kingdom)                                                                      1,600,000              6,072


FOOD PRODUCTS  -  5.67%
Unilever PLC (United Kingdom)                                                                     51,887,084            480,291
Nestle SA (Switzerland)                                                                            2,092,000            413,393
Groupe Danone (France)                                                                             1,547,800            195,090
Unilever NV (Netherlands) (1)                                                                      1,675,000             99,251
Koninklijke Numico NV, Class C (Netherlands) (1)                                                   8,145,900             50,922
Nissin Food Products Co., Ltd. (Japan)                                                             2,246,500             46,774


WIRELESS TELECOMMUNICATION SERVICES  -  5.49%
Vodafone Group PLC (United Kingdom) (1)                                                          316,290,430            566,560
KDDI Corp. (Japan) (1)                                                                                57,234            171,140
SK Telecom Co., Ltd. (South Korea) (1)                                                             1,009,500            122,216
mm02 PLC (United Kingdom) (2)                                                                    157,000,000            110,979
America Movil SA de CV, Series L (ADR) (Mexico)                                                    7,536,400            100,762
America Movil SA de CV, Series L                                                                   7,180,000              4,845
China Unicom Ltd. (China) (1) (2)                                                                103,828,000             57,224
China Mobile (Hong Kong) Ltd. (China) (1)                                                         28,000,000             55,977
KT Freetel Co., Ltd. (South Korea) (1) (2)                                                         1,700,000             32,073
NTT DoCoMo, Inc. (Japan) (1)                                                                          10,873             20,529
Turkcell Iletisim Hizmetleri A? (Turkey) (1) (2)                                                 471,417,399              2,378


MEDIA  -  5.02%
Vivendi Universal (France) (1)                                                                    25,353,271            339,708
Vivendi Universal (ADR)                                                                              270,000              3,618
News Corp. Ltd. (ADR) (Australia)                                                                  3,845,300             99,593
News Corp. Ltd., preferred (1)                                                                    12,677,357             68,036
News Corp. Ltd. (1)                                                                                9,700,121             63,527
News Corp. Ltd., preferred (ADR)                                                                     745,100             15,938
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (2)                         4,413,400            110,997
Mediaset SpA (Italy)                                                                               8,980,200             68,022
Mediaset SpA (3)                                                                                   4,138,700             31,349
Thomson Corp. (Canada)                                                                             3,270,000             85,300
Granada PLC (United Kingdom)                                                                      63,964,920             57,592
Pearson PLC (United Kingdom)                                                                       7,537,272             57,208
WPP Group PLC (United Kingdom)                                                                     8,900,000             47,939
British Sky Broadcasting Group PLC (United Kingdom) (1) (2)                                        4,000,000             39,585
Nippon Television Network Corp. (Japan)                                                              281,700             29,112
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)                              2,969,700             21,696
New UPC, Inc. (formerly United Pan-Europe Communications NV,
Class A, (Netherlands)) (USA) (1) (2)                                                                  6,641                201

KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        3,430,000                  0
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        2,158,091                  0


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.90%
Samsung Electronics Co., Ltd. (South Korea) (1)                                                    1,360,810            312,020
Rohm Co., Ltd. (Japan) (1)                                                                         2,323,900            255,123
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1) (2)                                     193,617,891            230,621
Tokyo Electron Ltd. (Japan) (1)                                                                    1,314,800             51,227
ASML Holding NV (Netherlands) (1) (2)                                                              3,320,000             21,606
ASML Holding NV (New York registered) (2)                                                          1,500,000              9,855
Arm Holdings PLC (United Kingdom) (1) (2)                                                          4,000,000              3,251


AUTOMOBILES  -  3.43%
Honda Motor Co., Ltd. (Japan) (1)                                                                  8,745,100            288,215
Suzuki Motor Corp. (Japan) (1)                                                                    19,015,000            221,260
Fuji Heavy Industries Ltd. (Japan) (1)                                                            26,249,000             97,775
Bayerische Motoren Werke AG (Germany) (1)                                                          3,070,000             84,660
Renault SA (France) (1)                                                                            1,475,835             48,675
Nissan Motor Co., Ltd. (Japan) (1)                                                                 3,045,000             20,552
DaimlerChrysler AG (Germany)                                                                         600,000             17,583


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.39%
Hon Hai Precision Industry Co., Ltd. (Taiwan) (1)                                                 82,827,140            262,052
Hirose Electric Co., Ltd. (Japan) (1)                                                              1,780,000            118,312
Murata Manufacturing Co., Ltd. (Japan) (1)                                                         2,995,000            117,702
Hoya Corp. (Japan) (1)                                                                             1,714,000            104,700
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                              3,730,000             99,378
Samsung SDI Co., Ltd. (South Korea) (1)                                                            1,046,400             65,896


METALS & MINING  -  2.89%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                               6,449,800            169,518
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                   5,441,300            146,643
Cia. Vale do Rio Doce, preferred nominative, Class A                                                 100,000              2,628
BHP Billiton PLC (United Kingdom) (1)                                                             17,686,516             89,378
Xstrata PLC (United Kingdom) (1) (2)                                                               8,699,154             66,015
POSCO (South Korea) (1)                                                                              640,000             49,726
Anglogold Ltd. (South Africa) (1)                                                                  1,533,500             46,107
Alumina Ltd. (formerly WMC Ltd.) (Australia) (1)                                                  15,071,257             36,716
WMC Resources Ltd (Australia) (2)                                                                 15,421,257             34,096
Barrick Gold Corp. (Canada)                                                                        1,000,000             15,560


BEVERAGES  -  2.68%
Heineken NV (Netherlands)                                                                          5,303,750            196,391
Orkla AS (Norway) (4)                                                                             11,024,000            163,478
Foster's Group Ltd. (Australia) (1)                                                               22,698,045             61,126
Interbrew SA (Belgium)                                                                             2,800,000             56,614
Coca-Cola HBC SA (Greece)                                                                          3,364,583             42,738
Southcorp Ltd. (Australia)                                                                        18,070,700             35,479
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                1,020,000             33,935
Diageo PLC (United Kingdom)                                                                        1,733,014             17,766


INSURANCE  -  2.25%
Mitsui Sumitomo Insurance Co., Ltd. (Japan) (1)                                                   30,646,000            133,005
AEGON NV (Netherlands) (1)                                                                        16,561,926            123,996
Sompo Japan Insurance Inc. (Japan) (1)                                                            15,999,000             75,724
Allianz AG (Germany) (1)                                                                           1,248,500             62,570
NIPPONKOA Insurance Co., Ltd. (Japan)                                                             10,217,000             33,033
Millea Holdings, Inc. (Japan) (1)                                                                      4,723             29,421
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                469,000             27,181
QBE Insurance Group Ltd. (Australia) (1)                                                           4,918,983             24,899


SPECIALTY RETAIL  -  1.97%
INDITEX SA (Spain)                                                                                 6,878,600            133,310
Kingfisher PLC (United Kingdom)                                                                   31,203,322            113,364
Dixons Group PLC (United Kingdom)                                                                 80,985,272            109,375
FAST RETAILING CO., LTD. (Japan) (1)                                                               3,615,100             90,185


DIVERSIFIED FINANCIALS  -  1.72%
ING Groep NV (Netherlands) (1)                                                                    20,579,768            237,424
ING Groep NV, Class B, warrants, expire 2008 (2)                                                   1,730,000              4,994
ORIX Corp. (Japan) (1)                                                                             1,147,000             59,219
ORIX Corp. (ADR)                                                                                     189,600              4,977
Groupe Bruxelles Lambert SA (Belgium) (1)                                                          1,370,000             49,449
Sumitomo Trust and Banking Co., Ltd. (formerly STB Cayman Capital, Ltd.                            4,650,000             12,594
0.50% convertible debentures 2007) (Japan)
First Pacific Co. Ltd. (Hong Kong) (1) (2)                                                       109,500,000             11,194
Ayala Corp. (Philippines) (1)                                                                    121,468,000              9,174


PAPER & FOREST PRODUCTS  -  1.71%
Stora Enso Oyj, Class R (Finland) (1)                                                             15,148,443            140,730
Sappi Ltd. (South Africa) (1)                                                                     10,861,000            127,889
Abitibi-Consolidated Inc. (Canada)                                                                13,450,000             93,969
UPM-Kymmene Corp. (Finland)                                                                        2,000,000             25,819


ELECTRIC UTILITIES  -  1.50%
Scottish Power PLC (United Kingdom)                                                               33,627,300            199,722
E.ON AG (Germany)                                                                                  2,365,000             97,389
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea) (3)            $    35,300,000             42,360
Manila Electric Co. (GDR) (Philippines) (1) (2) (3)                                                1,260,000                703
Manila Electric Co., share purchase rights, expire 2003 (1) (2)                                      185,200                 25


CHEMICALS  -  1.36%
L'Air Liquide (France)                                                                             1,704,037            225,550
Nitto Denko Corp. (Japan) (1)                                                                      3,030,000             82,060


FOOD & DRUG RETAILING  -  1.14%
Woolworths Ltd. (Australia) (1)                                                                   18,608,121            138,345
Koninklijke Ahold NV (Netherlands)                                                                35,939,200            119,414


MULTI-UTILITIES & UNREGULATED POWER  -  0.99%
National Grid Transco PLC (formerly National Grid Group PLC) (United Kingdom)                     36,641,000            224,278


OFFICE ELECTRONICS  -  0.98%
Canon, Inc. (Japan) (1)                                                                            6,390,000            223,213


MULTILINE RETAIL  -  0.96%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                   54,011,118            131,387
Wal-Mart de Mexico, SA de CV, Series C                                                             6,543,341             14,199
AEON Co., Ltd. (Japan) (1)                                                                         3,530,000             71,626


COMMERCIAL SERVICES & SUPPLIES  -  0.96%
Brambles Industries Ltd. (Australia) (1)                                                          26,366,136             73,300
Brambles Industries PLC (United Kingdom)                                                          17,299,500             41,536
Securitas AB, Class B (Sweden)                                                                     4,241,500             40,089
Hays PLC (United Kingdom) (1)                                                                     25,870,900             31,798
Secom Co., Ltd. (Japan) (1)                                                                          693,000             17,999
Vedior NV (Netherlands) (1)                                                                        2,740,000             12,108


HOUSEHOLD DURABLES  -  0.94%
Koninklijke Philips Electronics NV (Netherlands) (1)                                               6,010,000             94,593
Sekisui House, Ltd. (Japan) (1)                                                                    8,650,000             62,446
Sony Corp. (Japan) (1)                                                                             1,609,700             56,993


BUILDING PRODUCTS  -  0.83%
Asahi Glass Co., Ltd. (Japan) (1)                                                                 26,044,000            141,512
Tostem Inax Holding Corp. (Japan) (1)                                                              4,408,000             47,404


INDUSTRIAL CONGLOMERATES  -  0.76%
Siemens AG (Germany) (1)                                                                           4,218,750            172,996


REAL ESTATE  -  0.60%
Westfield Trust, units (Australia)                                                                24,649,100             50,777
Sun Hung Kai Properties Ltd. (Hong Kong) (1)                                                       8,150,000             38,848
Hongkong Land Holdings Ltd. (Hong Kong)                                                           34,363,300             37,800
Security Capital Global Realty (Luxembourg) (1) (2) (3)                                              369,322              6,242
Hang Lung Group Ltd. (Hong Kong) (1)                                                               3,475,000              2,852


CONSTRUCTION MATERIALS  -  0.56%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                         5,616,177             97,946
Cemex, SA de CV, American depositary warrants, expire 2004 (2)                                       262,457                236
Holcim Ltd. (Switzerland) (1)                                                                        180,000             29,804


OTHER  -  3.64%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                         8,331,017            113,546
British Airways PLC (United Kingdom) (2)                                                          47,677,700             78,324
SAP AG (Germany) (1)                                                                               1,033,700             77,678
Yahoo Japan Corp. (Japan) (2)                                                                          9,388             77,472
Essilor (France)                                                                                   1,805,000             69,983
Gallaher Group PLC (United Kingdom)                                                                5,550,866             53,486
Metso Oyj (Finland)                                                                                5,000,000             50,929
Volvo AB, Class B (Sweden)                                                                         2,547,000             45,288
Kao Corp. (Japan) (1)                                                                              1,890,000             38,672
Johnson Electric Holdings Ltd. (Hong Kong) (1)                                                    33,659,500             37,239
Gas Natural SDG, SA (Spain) (1)                                                                    2,135,000             35,415
Swedish Match AB (Sweden)                                                                          4,688,799             34,899
BAE SYSTEMS PLC (United Kingdom) (1)                                                              17,694,000             31,429
Hindustan Lever Ltd. (India)                                                                       9,000,000             28,150
Ryanair Holdings PLC (ADR) (Ireland) (2)                                                             390,000             16,173
Ryanair Holdings PLC (2)                                                                             519,200              3,501
GKN PLC (United Kingdom)                                                                           7,725,000             19,646
Matsushita Electric Works, Ltd. (Japan) (1)                                                        2,515,000             13,279
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                               3,197,300                  0


MISCELLANEOUS  -  2.67%
Other equity securities in initial period of acquisition                                                                605,747


Total equity securities (cost: $22,970,022,000)                                                                      19,901,099



                                                                                                   Principal             Market
                                                                                                      amount              value
Bonds & notes                                                                                           (000)              (000)

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (1)                                                              Euro    10,031          $ 6,556



Total bonds & notes (cost: $6,463,000)                                                                                    6,556



                                                                                                   Principal             Market
                                                                                                      amount              value
Short-term securities                                                                                   (000)              (000)

CORPORATE SHORT-TERM NOTES  -  5.29%
Bank of Nova Scotia 1.22%-1.295% due 4/4-4/24/2003                                                  $112,000           $111,943
Societe Generale North America Inc. 1.25%-1.255% due 4/15-5/6/2003                                    97,500             97,399
Canadian Imperial Holdings Inc. 1.26%-1.305% due 4/2-5/5/2003                                         52,500             52,464
Asset Securitization Cooperative Corp. 1.26% due 4/8-4/16/2003 (3)                                    40,600             40,585
Dexia Delaware LLC 1.24%-1.26% due 4/11-4/22/2003                                                     75,000             74,956
American Honda Finance Corp. 1.20%-1.27% due 4/7-5/12/2003                                            73,500             73,427
KFW International Finance Inc. 1.25% due 4/4/2003                                                     34,000             33,995
KFW International Finance Inc. 1.22% due 5/5/2003 (3)                                                 16,000             15,981
Svenska Handelsbanken 1.26%-1.305% due 4/22-4/30/2003                                                 50,000             49,955
BNP Paribas Finance Inc. 1.25% due 5/1-5/27/2003                                                      50,000             49,924
BMW U.S. Capital Corp. 1.23%-1.27% due 4/3-6/6/2003                                                   46,700             46,646
Toronto-Dominion Holdings USA Inc. 1.24%-1.25% due 4/7-4/25/2003                                      46,500             46,474
Royal Bank of Scotland PLC 1.23%-1.25% due 4/4-4/29/2003                                              42,300             42,286
Danske Corp. 1.25%-1.26% due 4/30-5/12/2003                                                           42,000             41,946
Exxon Imperial U.S. Inc. 1.22% due 4/23/2003 (3)                                                      20,500             20,484
Exxon Asset Management Co. 1.20% due 4/16/2003 (3)                                                    19,000             18,990
CBA (Delaware) Finance Inc. 1.25%-1.28% due 4/9-5/21/2003                                             39,000             38,967
GE Capital International Funding Inc. 1.25%-1.27% due 4/22-5/2/2003                                   20,000             19,980
General Electric Capital Corp. 1.40% due 4/1/2003                                                     15,000             14,999
Verizon Network Funding Corp. 1.22% due 5/13/2003                                                     31,600             31,554
American General Finance Corp. 1.25% due 4/28/2003                                                    30,300             30,271
Royal Bank of Canada 1.22% due 5/19/2003                                                              29,000             28,952
ANZ (Delaware) Inc. 1.29% due 4/7/2003                                                                25,000             24,994
Bank of Montreal 1.27% due 4/10/2003                                                                  25,000             24,991
Bank of America Corp. 1.22% due 4/22/2003                                                             25,000             24,981
Telstra Corp. Ltd. 1.24% due 4/30/2003                                                                25,000             24,974
Bank of Ireland 1.25% due 5/7/2003 (3)                                                                25,000             24,968
HBOS Treasury Services PLC 1.26% due 5/7/2003                                                         25,000             24,968
Toyota Motor Credit Corp. 1.20%-1.23% due 4/4-5/9/2003 (3)                                            21,500             21,489
HSBC USA Inc. 1.25% due 4/24/2003                                                                     13,200             13,189
Spintab AB (Swedmortgage) 1.29% due 5/8/2003                                                          12,000             11,984
Siemens Capital Corp. 1.225% due 4/3/2003                                                             10,600             10,599
Abbey National North America LLC 1.255% due 5/12/2003                                                  9,500              9,486


FEDERAL AGENCY DISCOUNT NOTES  -  5.14%
Federal Home Loan Bank 1.13%-1.25% due 4/9-6/30/2003                                                 537,290            536,405
Freddie Mac 1.12%-1.25% due 4/3-6/30/2003                                                            362,768            362,109
Fannie Mae 1.165%-1.25% due 4/2-6/18/2003                                                            267,467            266,987


U.S. TREASURIES  -  0.32%
U.S. Treasury Bills 1.16% due 6/19-6/26/2003                                                          72,200             72,021


CERTIFICATES OF DEPOSIT  -  0.30%
Barclays Bank PLC 1.27% due 5/6/2003                                                                  50,000             50,000
Svenska Handelsbanken 1.305% due 4/10/2003                                                            17,000             17,000


Total short-term securities (cost: $2,503,280,000)                                                                    2,503,323


Total investment securities (cost: $25,479,765,000)                                                                  22,410,978


New Taiwanese Dollar (cost: $10,993,000)                                                          NT$350,341             10,111


Other assets less liabilities                                                                                           254,947

Net assets                                                                                                          $22,676,036

(1) Valued under fair value procedures adopted by authority of the Board of Trustees.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) The fund owns 5.10% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent Auditors' Report.


See Notes to Financial Statements



Equity securities appearing in the portfolio since September 30, 2002
BAE SYSTEMS
BG Group
Canadian Natural Resources
Deutsche Telekom
France Telecom
Gas Natural SDG
Kao
Koninklijke Philips Electronics
KPN
Nexen
Nissin Food Products
QBE Insurance Group
Sumitomo Mitsui Financial Group
Telecom Corp. of New Zealand
Telefonica
Toronto-Dominion Bank
WMC Resources
Yahoo Japan


Equity securities eliminated from the portfolio since September 30, 2002 Air France
Anglo American
Arnoldo Mondadori Editore
Australia and New Zealand Banking Group
Bombardier
Compass Group
Credit Suisse
Daiwa House Industry
EPCOS
HeidelbergCement
Hutchison Whampoa
I.T.C.
Independent News & Media
Infosys Technologies
Land Securities Group
Manulife Financial
NEC
Nintendo
Nippon Sheet Glass
Nokia
Scania
Serono
Shire Pharmaceuticals Group
Statoil
Sumitomo Mitsui Banking
Sumitomo Realty & Development
Swiss Re
Yakult Honsha



FINANCIAL STATEMENTS

Statement of assets and liabilities
at March 31, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,378,803)                                                 $22,247,500
  Affiliated issuers (cost: $100,962)                                                          163,478         $22,410,978
 Cash denominated in non-U.S. currencies
  (cost: $10,993)                                                                                                   10,111
 Cash                                                                                                                1,526
 Receivables for:
  Sales of investments                                                                         181,306
  Sales of fund's shares                                                                        61,598
  Dividends and interest                                                                       101,786             344,690
                                                                                                                22,767,305
Liabilities:
 Payables for:
  Purchases of investments                                                                      38,446
  Repurchases of fund's shares                                                                  33,374
  Investment advisory services                                                                   9,047
  Services provided by affiliates                                                                7,612
  Deferred Trustees' compensation                                                                1,221
  Other fees and expenses                                                                        1,569              91,269
Net assets at March 31, 2003                                                                                   $22,676,036

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                              $28,907,459
 Undistributed net investment income                                                                                72,707
 Accumulated net realized loss                                                                                  (3,236,239)
 Net unrealized depreciation                                                                                    (3,067,891)
Net assets at March 31, 2003                                                                                   $22,676,036

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                Shares     Net asset value
                                                                       Net assets          outstanding        per share (1)

Class A                                                               $20,142,577              969,287              $20.78
Class B                                                                   387,207               18,751               20.65
Class C                                                                   275,363               13,379               20.58
Class F                                                                   860,490               41,469               20.75
Class 529-A                                                                32,856                1,584               20.74
Class 529-B                                                                 8,027                  389               20.61
Class 529-C                                                                14,850                  721               20.61
Class 529-E                                                                 2,139                  103               20.69
Class 529-F                                                                 1,155                   56               20.74
Class R-1                                                                   1,127                   55               20.67
Class R-2                                                                  29,188                1,414               20.64
Class R-3                                                                  63,178                3,054               20.68
Class R-4                                                                  76,392                3,704               20.63
Class R-5                                                                 781,487               37,606               20.78

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $22.05 and $22.01, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended March 31, 2003                                                                    (dollars in thousands)
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
             tax of $61,826)                                                                $444,549
  Interest (net of non-U.S. withholding
            tax of $109)                                                                      59,770            $504,319

 Fees and expenses:
  Investment advisory services                                                               118,384
  Distribution services                                                                       68,441
  Transfer agent services                                                                     29,690
  Administrative services                                                                      2,491
  Reports to shareholders                                                                      1,114
  Registration statement and prospectus                                                        1,417
  Postage, stationery and supplies                                                             3,610
  Trustees' compensation                                                                         217
  Auditing and legal                                                                             150
  Custodian                                                                                   10,066
  State and local taxes                                                                          419
  Other                                                                                           19
  Total expenses before reimbursement                                                        236,018
   Reimbursement of expenses                                                                      64             235,954
 Net investment income                                                                                           268,365

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                               (998,253)
  Non-U.S. currency transactions                                                              (9,532)         (1,007,785)
 Net unrealized depreciation on:
  Investments                                                                             (5,981,489)
  Non-U.S. currency translations                                                              (4,788)         (5,986,277)
   Net realized loss and unrealized depreciation
    on investments and non-U.S. currency                                                                      (6,994,062)
Net decrease in net assets resulting from operations                                                         $(6,725,697)




Statement of changes in net assets                                                               (dollars in thousands)
                                                                                                  Year ended March 31
                                                                                                2003                2002
Operations:
 Net investment income                                                                      $268,365            $340,173
 Net realized loss on investments and
  non-U.S. currency transactions                                                          (1,007,785)         (1,441,337)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                       (5,986,277)            251,222
  Net decrease in net assets
   resulting from operations                                                              (6,725,697)           (849,942)

Dividends paid to shareholders from net investment income                                   (257,468)           (666,828)

Capital share transactions                                                                   708,304           1,166,543

Total decrease in net assets                                                              (6,274,861)           (350,227)

Net assets:
 Beginning of year                                                                        28,950,897          29,301,124
 End of year (including undistributed
  net investment income: $72,707 and $65,939, respectively)                              $22,676,036         $28,950,897


See Notes to Financial Statements


Notes to financial statements


1. Organization and significant accounting policies

Organization - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%             Classes B and 529-B
                                                       to zero                      convert to
                                                for redemptions within          classes A and 529-A,
                                                     six years of               respectively, after
                                                      purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. For the year ended March 31, 2003, there were no non-U.S. taxes paid on realized gains. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of March 31, 2003, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $25,514,299,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                                (dollars in thousands)
Undistributed net investment income and currency gains                                                        $82,737
Loss deferrals related to non-U.S. currency that were realized during the period November 1,
2002 through March 31, 2003                                                                                   (5,194)
Short-term and long-term capital loss deferrals                                                           (3,216,313)
Gross unrealized appreciation on investment securities                                                      2,403,926
Gross unrealized depreciation on investment securities                                                    (5,497,136)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $1,995,408,000 and $1,191,529,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $29,376,000, that were realized during the period November 1, 2002 through March 31, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                            Distributions from ordinary income
                              Net investment                       Distributions from            Total
                                  income and       Short-term               long-term    distributions
Share class (1)               currency gains    capital gains           capital gains             paid
Year ended March 31, 2003
Class A                            $ 236,801                -                       -        $ 236,801
Class B                                1,438                -                       -            1,438
Class C                                1,506                -                       -            1,506
Class F                                9,266                -                       -            9,266
Class 529-A                              320                -                       -              320
Class 529-B                               53                -                       -               53
Class 529-C                               99                -                       -               99
Class 529-E                               16                -                       -               16
Class 529-F                                4                -                       -                4
Class R-1                                  7                -                       -                7
Class R-2                                141                -                       -              141
Class R-3                                339                -                       -              339
Class R-4                                295                -                       -              295
Class R-5                              7,183                -                       -            7,183
Total                              $ 257,468                -                       -        $ 257,468


Year ended March 31, 2002
Class A                            $ 649,471                -                       -        $ 649,471
Class B                                6,311                -                       -            6,311
Class C                                1,788                -                       -            1,788
Class F                                9,258                -                       -            9,258
Total                              $ 666,828                -                       -        $ 666,828


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the year ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.461% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2003, unreimbursed expenses subject to reimbursement totaled $21,880,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                      Administrative services

                                                  -------------------------------------------------------------
                                                                                              Commonwealth of
                                                         CRMC                                     Virginia
                  Distribution    Transfer agent    administrative      Transfer agent         administrative
  Share class       services         services          services            services               services
---------------------------------------------------------------------------------------------------------------
    Class A         $59,595          $29,077        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          4,127             613          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          2,460           Included            $369                $162            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F          1,872           Included            1,123                180            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          30            Included              32                  4                  $21
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          48            Included              7                   4                   5
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          91            Included             14                   6                    9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          6             Included              2                  -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           4             Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           61            Included              13                 73             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           90            Included              27                  31            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           56            Included             33                   6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             357                  6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $68,441          $29,690            $1,979               $476                 $36
----------------===============================================================================================
* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)
                                                                             Reinvestments
                                            Sales(2)                         of dividends
                                    Amount           Shares              Amount         Shares
Year ended March 31, 2003
Class A                        $ 7,164,145          299,232           $ 221,164          9,688
Class B                            147,204            6,143               1,374             61
Class C                            470,319           19,960               1,445             64
Class F                          1,086,194           46,454               8,296            364
Class 529-A                         35,222            1,461                 320             14
Class 529-B                          8,666              365                  53              2
Class 529-C                         16,234              679                  99              4
Class 529-E                          2,434              102                  16              1
Class 529-F                          1,254               57                   4             -*
Class R-1                            1,309               59                   7             -*
Class R-2                           37,913            1,698                 141              6
Class R-3                           85,984            3,854                 339             15
Class R-4                           94,445            4,173                 295             13
Class R-5                          909,161           39,513               6,647            291
Total net increase
   (decrease) in fund         $ 10,060,484          423,750           $ 240,200         10,523





                                                                              Net (decrease)
                                         Repurchases(2)                         increase
                                     Amount          Shares               Amount         Shares

Class A                        $ (8,516,979)       (359,134)        $ (1,131,670)       (50,214)
Class B                             (70,765)         (3,042)              77,813          3,162
Class C                            (307,126)        (13,213)             164,638          6,811
Class F                            (611,922)        (26,665)             482,568         20,153
Class 529-A                            (649)            (29)              34,893          1,446
Class 529-B                            (103)             (5)               8,616            362
Class 529-C                            (251)            (11)              16,082            672
Class 529-E                             (16)             (1)               2,434            102
Class 529-F                             (16)             (1)               1,242             56
Class R-1                               (84)             (4)               1,232             55
Class R-2                            (6,463)           (290)              31,591          1,414
Class R-3                           (17,822)           (815)              68,501          3,054
Class R-4                           (10,546)           (482)              84,194          3,704
Class R-5                           (49,638)         (2,198)             866,170         37,606
Total net increase
   (decrease) in fund          $ (9,592,380)       (405,890)           $ 708,304         28,383



                                                                             Reinvestments
                                            Sales(2)                         of dividends
                                    Amount           Shares              Amount         Shares
Year ended March 31, 2002
Class A                        $ 9,059,063          328,493           $ 605,552         22,817
Class B                            164,970            5,971               6,017            227
Class C                            282,238           10,431               1,693             64
Class F                            847,323           30,903               7,990            301
Class 529-A                          3,735              138                   -              -
Class 529-B                            728               27                   -              -
Class 529-C                          1,317               49                   -              -
Class 529-E                             31                1                   -              -
Total net increase
   (decrease) in fund         $ 10,359,405          376,013           $ 621,252         23,409




                                                                             Net (decrease)
                                         Repurchases(2)                         increase
                                     Amount          Shares               Amount         Shares

Class A                        $ (9,375,535)       (340,273)           $ 289,080         11,037
Class B                             (49,348)         (1,830)             121,639          4,368
Class C                            (114,561)         (4,294)             169,370          6,201
Class F                            (274,669)        (10,125)             580,644         21,079
Class 529-A                              (1)             -*                3,734            138
Class 529-B                               -               -                  728             27
Class 529-C                               -               -                1,317             49
Class 529-E                               -               -                   31              1
Total net increase
   (decrease) in fund          $ (9,814,114)       (356,522)         $ 1,166,543         42,900




* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $223,151,000, which represents 0.98% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,350,050,000 and $6,416,294,000, respectively, during the year ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended March 31, 2003, the custodian fee of $10,066,000 includes $29,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                            (Loss)income from investment operations(2)
                                                                                     Net
                                       Net asset                           (losses)gains                          Dividends
                                          value,                 Net       on securities     Total from           (from net
                                       beginning          investment      (both realized     investment          investment
                                       of period              income      and unrealized)    operations              income)
Class A:
 Year ended 3/31/2003                     $27.23                $.25              $(6.46)        $(6.21)              $(.24)
 Year ended 3/31/2002                      28.72                 .33               (1.16)          (.83)               (.66)
 Year ended 3/31/2001                      44.61                 .69              (12.65)        (11.96)               (.19)
 Year ended 3/31/2000                      30.21                 .34               15.74          16.08                (.29)
 Year ended 3/31/1999                      29.56                 .42                1.85           2.27                (.36)
Class B:
 Year ended 3/31/2003                      27.09                 .07               (6.43)         (6.36)               (.08)
 Year ended 3/31/2002                      28.56                 .11               (1.14)         (1.03)               (.44)
 Year ended 3/31/2001                      44.59                 .47              (12.65)        (12.18)               (.11)
 Period from 3/15/2000 to 3/31/2000        43.09                 .03                1.47           1.50                   -
Class C:
 Year ended 3/31/2003                      27.07                 .05               (6.42)         (6.37)               (.12)
 Year ended 3/31/2002                      28.56                 .06               (1.14)         (1.08)               (.41)
 Period from 3/15/2001 to 3/31/2001        28.87                 .06                (.37)          (.31)                  -
Class F:
 Year ended 3/31/2003                      27.23                 .24               (6.46)         (6.22)               (.26)
 Year ended 3/31/2002                      28.72                 .26               (1.11)          (.85)               (.64)
 Period from 3/15/2001 to 3/31/2001        29.02                 .07                (.37)          (.30)                  -
Class 529-A:
 Year ended 3/31/2003                      27.23                 .23               (6.45)         (6.22)               (.27)
 Period from 2/15/2002 to 3/31/2002        26.02                 .11                1.10           1.21                   -
Class 529-B:
 Year ended 3/31/2003                      27.21                 .02               (6.43)         (6.41)               (.19)
 Period from 2/19/2002 to 3/31/2002        25.54                 .08                1.59           1.67                   -
Class 529-C:
 Year ended 3/31/2003                      27.20                 .02               (6.42)         (6.40)               (.19)
 Period from 2/15/2002 to 3/31/2002        26.02                 .09                1.09           1.18                   -
Class 529-E:
 Year ended 3/31/2003                      27.23                 .15               (6.44)         (6.29)               (.25)
 Period from 3/7/2002 to 3/31/2002         27.39                 .06                (.22)          (.16)                  -
Class 529-F:
 Period from 9/16/2002 to 3/31/2003        22.67                 .16               (1.83)         (1.67)               (.26)
Class R-1:
 Period from 6/17/2002 to 3/31/2003        26.26                 .06               (5.41)         (5.35)               (.24)
Class R-2:
 Period from 5/31/2002 to 3/31/2003        27.34                 .10               (6.55)         (6.45)               (.25)
Class R-3:
 Period from 5/21/2002 to 3/31/2003        27.64                 .17               (6.86)         (6.69)               (.27)
Class R-4:
 Period from 6/7/2002 to 3/31/2003         26.69                 .22               (6.00)         (5.78)               (.28)
Class R-5:
 Period from 5/15/2002 to 3/31/2003        27.55                 .26               (6.74)         (6.48)               (.29)



                                     Dividends and distributions

                                    Distributions            Total           Net asset                               Net assets,
                                    (from capital    dividends and          value, end            Total            end of period
                                            gains)   distributions           of period         return(3)            (in millions)
Class A:
 Year ended 3/31/2003                         $ -            ($.24)             $20.78           (23.16)%             $20,143
 Year ended 3/31/2002                           -             (.66)              27.23            (2.63)               27,765
 Year ended 3/31/2001                       (3.74)           (3.93)              28.72           (28.02)               28,963
 Year ended 3/31/2000                       (1.39)           (1.68)              44.61            54.32                38,837
 Year ended 3/31/1999                       (1.26)           (1.62)              30.21             8.19                22,083
Class B:
 Year ended 3/31/2003                           -             (.08)              20.65           (23.79)                  387
 Year ended 3/31/2002                           -             (.44)              27.09            (3.34)                  422
 Year ended 3/31/2001                       (3.74)           (3.85)              28.56           (28.53)                  321
 Period from 3/15/2000 to 3/31/2000             -                -               44.59             3.48                    30
Class C:
 Year ended 3/31/2003                           -             (.12)              20.58           (23.80)                  275
 Year ended 3/31/2002                           -             (.41)              27.07            (3.53)                  178
 Period from 3/15/2001 to 3/31/2001             -                -               28.56            (1.07)                   10
Class F:
 Year ended 3/31/2003                           -             (.26)              20.75           (23.21)                  861
 Year ended 3/31/2002                           -             (.64)              27.23            (2.71)                  580
 Period from 3/15/2001 to 3/31/2001             -                -               28.72            (1.03)                    7
Class 529-A:
 Year ended 3/31/2003                           -             (.27)              20.74           (23.22)                   33
 Period from 2/15/2002 to 3/31/2002             -                -               27.23             4.88                     4
Class 529-B:
 Year ended 3/31/2003                           -             (.19)              20.61           (23.91)                    8
 Period from 2/19/2002 to 3/31/2002             -                -               27.21             6.77                     1
Class 529-C:
 Year ended 3/31/2003                           -             (.19)              20.61           (23.88)                   15
 Period from 2/15/2002 to 3/31/2002             -                -               27.20             4.77                     1
Class 529-E:
 Year ended 3/31/2003                           -             (.25)              20.69           (23.48)                    2
 Period from 3/7/2002 to 3/31/2002              -                -               27.23             (.36)                    - (4)
Class 529-F:
 Period from 9/16/2002 to 3/31/2003             -             (.26)              20.74            (7.57)                    1
Class R-1:
 Period from 6/17/2002 to 3/31/2003             -             (.24)              20.67           (20.56)                    1
Class R-2:
 Period from 5/31/2002 to 3/31/2003             -             (.25)              20.64           (23.80)                   29
Class R-3:
 Period from 5/21/2002 to 3/31/2003             -             (.27)              20.68           (24.40)                   63
Class R-4:
 Period from 6/7/2002 to 3/31/2003              -             (.28)              20.63           (21.87)                   76
Class R-5:
 Period from 5/15/2002 to 3/31/2003             -             (.29)              20.78           (23.71)                  782


                                            Ratio of                           Ratio of
                                            expenses                         net income
                                          to average                         to average
Class A:                                  net assets                         net assets
 Year ended 3/31/2003
 Year ended 3/31/2002                           .90%                              1.06%
 Year ended 3/31/2001                            .88                               1.21
 Year ended 3/31/2000                            .84                               1.89
 Year ended 3/31/1999                            .84                                .93
Class B:                                         .84                               1.45
 Year ended 3/31/2003
 Year ended 3/31/2002                           1.68                                .28
 Year ended 3/31/2001                           1.65                                .41
 Period from 3/15/2000 to 3/31/2000             1.61                               1.40
Class C:                                         .07                                .06
 Year ended 3/31/2003
 Year ended 3/31/2002                           1.74                                .19
 Period from 3/15/2001 to 3/31/2001             1.77                                .22
Class F:                                         .08                                .18
 Year ended 3/31/2003
 Year ended 3/31/2002                            .94                               1.00
 Period from 3/15/2001 to 3/31/2001              .95                                .98
Class 529-A:                                     .05                                .22
 Year ended 3/31/2003
 Period from 2/15/2002 to 3/31/2002              .94                                .98
Class 529-B:                                     .13                                .42
 Year ended 3/31/2003
 Period from 2/19/2002 to 3/31/2002             1.86                                .07
Class 529-C:                                     .20                                .29
 Year ended 3/31/2003
 Period from 2/15/2002 to 3/31/2002             1.84                                .08
Class 529-E:                                     .22                                .35
 Year ended 3/31/2003
 Period from 3/7/2002 to 3/31/2002              1.30                                .66
Class 529-F:                                     .09                                .23
 Period from 9/16/2002 to 3/31/2003
Class R-1:                                      1.05  (5)                          1.31  (5)
 Period from 6/17/2002 to 3/31/2003
Class R-2:                                      1.73  (5),(6)                       .32  (5)
 Period from 5/31/2002 to 3/31/2003
Class R-3:                                      1.70  (5),(6)                       .53  (5)
 Period from 5/21/2002 to 3/31/2003
Class R-4:                                      1.31  (5),(6)                       .87  (5)
 Period from 6/7/2002 to 3/31/2003
Class R-5:                                       .96  (5),(6)                      1.27  (5)
 Period from 5/15/2002 to 3/31/2003
                                                 .63  (5)                          1.31  (5)


                                                                Year ended March 31
                                                    2003     2002      2001      2000       1999

Portfolio turnover rate for all classes of shares    29%      27%       37%       29%        32%


(1) Based on operations for the period shown (unless otherwise noted)and, accordingly, may not be representative of a full year.
(2) The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are  based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.84%, 2.33% and 1.35% for classes R-1, R-2 and R-3, respectively. The expense ratio for Class R-4 was not affected by any payments made by CRMC.


Independent auditors' report

To the Board of Trustees and Shareholders of EuroPacific Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund, Inc. (the "Fund") as of March 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002 and financial highlights for each of the years in the four year period ended March 31, 2002 were audited by other auditors whose report, dated April 30, 2002, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EuroPacific Growth Fund, Inc. as of March 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
May 5, 2003

Tax information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended March 31, 2003 is $61,416,000. Foreign source income earned by the fund for the fiscal year ended March 31, 2003 was $538,585,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.26% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




EuroPacific
Growth Fund/(R)/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 6    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15    Individual Retirement Account (IRA) Rollovers
16    Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 June 1, 2003

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge was included, results would be lower)

1993            35.60
1994             1.12
1995            12.87
1996            18.64
1997             9.19
1998            15.54
1999            56.97
2000           -17.84
2001           -12.18
2002           -13.61

[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                                            29.09%  (quarter ended December 31, 1999)
LOWEST                                                            -17.58%  (quarter ended September 30, 2002)


The total return for the three months ended March 31, 2003 was -9.66%.


                                     2
EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                 LIFETIME
                                          ONE     FIVE    TEN    (4/16/84-
                                         YEAR    YEARS   YEARS   12/31/02)
---------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84                -18.58%   1.28%  7.89%    11.77%
 MSCI EAFE Index/1/                     -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/2/  -16.67%  -2.34%  5.04%     9.35%



/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/2/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     3
                                           EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       5.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                        CLASS A   R-1/1/    R-2/1/    R-3/1/    R-4/1/    R-5/1/
---------------------------------------------------------------------------------
 Management Fees         0.46%    0.46%     0.46%     0.46%     0.46%     0.46%
---------------------------------------------------------------------------------
 Distribution and/or     0.25%    1.00%     0.75%     0.50%     0.25%      N/A
 Service (12b-1)
 Fees/2/
---------------------------------------------------------------------------------
 Other Expenses/3/       0.19%    1.38%     1.12%     0.39%     0.25%     0.17%
---------------------------------------------------------------------------------
 Total Annual Fund       0.90%    2.84%     2.33%     1.35%     0.96%     0.63%
 Operating Expenses
---------------------------------------------------------------------------------
 Expense Reimbursement    N/A     1.11%/4/  0.63%/4/  0.04%/4/  0.00%/4/   N/A
---------------------------------------------------------------------------------
 Net Expenses            0.90%    1.73%     1.70%     1.31%     0.96%     0.63%
---------------------------------------------------------------------------------



/1/ Annualized.
/2/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
    0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

/3/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period. The reimbursement for Class R-4 shares did not affect the net expenses for this share class.


                                     4
EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $662       $845        $1,045      $1,619
------------------------------------------------------------------------
 R-1/2/                     $176       $545        $  939      $2,041
------------------------------------------------------------------------
 R-2/2/                     $173       $538        $  923      $2,009
------------------------------------------------------------------------
 R-3/2/                     $133       $415        $  718      $1,579
------------------------------------------------------------------------
 R-4/2/                     $ 98       $306        $  531      $1,178
------------------------------------------------------------------------
 R-5                        $ 64       $202        $  351      $  786
------------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                           EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and other fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                 LIFETIME
                                          ONE     FIVE    TEN    (4/16/84-
                                         YEAR    YEARS   YEARS   12/31/02)
---------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84                -13.61%   2.49%  8.53%    12.13%
 MSCI EAFE Index/1/                     -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/2/  -16.67%  -2.34%  5.04%     9.35%



/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/2/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     7
                                           EuroPacific Growth Fund / Prospectus

[begin pie chart]
Holdings by Industry as of March 31, 2003

Pharmaceuticals                         8.45%
Banks                                   7.34
Diversified telecommunication services  7.15
Oil & gas                               6.81
Food products                           5.67
Other industries                       52.34
Bonds & notes                            .03
Cash & equivalents                     12.21
[end pie chart]



                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.89%
                                               ------------------------------------------
 United Kingdom                 16.8%           Vodafone Group                  2.50
------------------------------------------     ------------------------------------------
 Netherlands                     6.4            Unilever                        2.12
------------------------------------------     ------------------------------------------
 France                          6.3            Nestle                          1.82
------------------------------------------     ------------------------------------------
 Switzerland                     3.8            Vivendi Universal               1.51
------------------------------------------     ------------------------------------------
 Germany                         3.2            KPN                             1.41
------------------------------------------     ------------------------------------------
 Spain                           1.9            Cia. Vale do Rio Doce           1.41
------------------------------------------     ------------------------------------------
 Norway                          1.6            Samsung Electronics             1.38
------------------------------------------     ------------------------------------------
 Denmark                         1.4            Petrobas                        1.33
------------------------------------------     ------------------------------------------
 Belgium                         1.2            Bank of Nova Scotia             1.29
------------------------------------------     ------------------------------------------
 Sweden                          1.1
------------------------------------------
 Italy                           1.0
------------------------------------------
 Finland                         1.0
------------------------------------------
 Ireland                         0.7
------------------------------------------
 Austria                         0.5
------------------------------------------
 Other Europe                    0.8
------------------------------------------
 Pacific Basin
 Japan                          14.0
------------------------------------------
 Canada                          5.5
------------------------------------------
 South Korea                     5.2
------------------------------------------
 Australia                       3.6
------------------------------------------
 Mexico                          3.1
------------------------------------------
 Taiwan                          2.2
------------------------------------------
 Hong Kong                       0.9
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             0.4
------------------------------------------
 Other
 Brazil                          3.0
------------------------------------------
 South Africa                    1.4
------------------------------------------
 Other Countries                 0.3
 Cash & Cash Equivalents        12.2




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:


                                     9
                                           EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       12 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 21 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     19 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 37 years in total;
                                                            31 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    9 years              Chairman and Principal Executive Officer, Capital
 Senior Vice President           (plus 7 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        7 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 15 years in total;
                              professional for the fund)    11 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       2 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 17 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        2 years              Senior Vice President and Director, Capital
                                 (plus 8 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 15 years in total;
                                                            12 years with Capital Research and Management
                                                            Company or affiliate






                                     10
EuroPacific Growth Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                           EuroPacific Growth Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
EuroPacific Growth Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

If American Funds Service Company is notified, employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                           EuroPacific Growth Fund / Prospectus

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. The current value of existing investments in American Legacy Retirement Investment Plan may also be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.


                                     14
EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or

 . Class F shares.

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                           EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                           EuroPacific Growth Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information for the year ended March 31, 2003 has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The financial highlight information for each of the prior years shown was audited by other independent accountants.




                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               (losses) gains
                                     Net asset                 on securities
                                      value,         Net       (both realized  Total from
                                     beginning   investment         and        investment
                                     of period  (loss) income   unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                  $27.23        $.25          $(6.46)       $(6.21)
Year ended 3/31/2002                   28.72         .33           (1.16)         (.83)
Year ended 3/31/2001                   44.61         .69          (12.65)       (11.96)
Year ended 3/31/2000                   30.21         .34           15.74         16.08
Year ended 3/31/1999                   29.56         .42            1.85          2.27
-------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003     26.26         .06           (5.41)        (5.35)
-------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003    27.34         .10           (6.55)        (6.45)
-------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003    27.64         .17           (6.86)        (6.69)
-------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003     26.69         .22           (6.00)        (5.78)
-------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003    27.55         .26           (6.74)        (6.48)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                                                             Net assets,
                                     (from net   Distributions                    Net asset                  end of
                                     investment      (from           Total      value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                   $(.24)       $    -          $ (.24)        $20.78      (23.16)%      $20,143
Year ended 3/31/2002                    (.66)            -            (.66)         27.23       (2.63)        27,765
Year ended 3/31/2001                    (.19)        (3.74)          (3.93)         28.72      (28.02)        28,963
Year ended 3/31/2000                    (.29)        (1.39)          (1.68)         44.61       54.32         38.837
Year ended 3/31/1999                    (.36)        (1.26)          (1.62)         30.21        8.19         22,083
-------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003      (.24)            -            (.24)         20.67      (20.56)             1
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003     (.25)            -            (.25)         20.64      (23.80)            29
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003     (.27)            -            (.27)         20.68      (24.40)            63
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003      (.28)            -            (.28)         20.63      (21.87)            76
-------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003     (.29)            -            (.29)         20.78      (23.71)           782



                                      Ratio of      Ratio of net
                                     expenses to   (loss) income
                                     average net   to average net
                                       assets          assets
------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                    .90%           1.06 %
Year ended 3/31/2002                    .88            1.21
Year ended 3/31/2001                    .84            1.89
Year ended 3/31/2000                    .84             .93
Year ended 3/31/1999                    .84            1.45
------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003     1.73/4,5/        .32/4/
------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003    1.70/4,5/        .53/4/
------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003    1.31/4,5/        .87/4/
------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003      .96/4,5/       1.27/4/
------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003     .63/4/         1.31/4/

/  /
EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       29%         27%         37%         29%          32%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ Annualized.
/5/ During the start-up period for this class, Capital Research and Management
    Company agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.84%, 2.33% and 1.35% for classes R-1, R-2 and R-3, respectively. The expense ratio for Class R-4 was not affected by any payment made by Capital Research and Management Company.
                                           EuroPacific Growth Fund / Prospectus

NOTES


                                     20
EuroPacific Growth Fund / Prospectus

NOTES


                                     21
[logo-Europacific Growth Fund (r)]          EuroPacific Growth Fund / Prospectus

 [logo - American Funds (sm)]
                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.








[logo-recycled bug]
Printed on recycled paper                  Investment Company File No. 811-3734
RPEUPAC-010-0603/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
           Capital Guardian                 Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




EuroPacific
Growth Fund/(R)/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 6    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15    Individual Retirement Account (IRA) Rollovers
16    Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 June 1, 2003

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge was included, results would be lower)

1993            35.60
1994             1.12
1995            12.87
1996            18.64
1997             9.19
1998            15.54
1999            56.97
2000           -17.84
2001           -12.18
2002           -13.61

[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                                                            29.09%  (quarter ended December 31, 1999)
LOWEST                                                            -17.58%  (quarter ended September 30, 2002)


The total return for the three months ended March 31, 2003 was -9.66%.


                                     2
EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2002 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                 LIFETIME
                                          ONE     FIVE    TEN    (4/16/84-
                                         YEAR    YEARS   YEARS   12/31/02)
---------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84                -18.58%   1.28%  7.89%    11.77%
 MSCI EAFE Index/1/                     -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/2/  -16.67%  -2.34%  5.04%     9.35%



/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/2/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     3
                                           EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       5.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                        CLASS A   R-1/1/    R-2/1/    R-3/1/    R-4/1/    R-5/1/
---------------------------------------------------------------------------------
 Management Fees         0.46%    0.46%     0.46%     0.46%     0.46%     0.46%
---------------------------------------------------------------------------------
 Distribution and/or     0.25%    1.00%     0.75%     0.50%     0.25%      N/A
 Service (12b-1)
 Fees/2/
---------------------------------------------------------------------------------
 Other Expenses/3/       0.19%    1.38%     1.12%     0.39%     0.25%     0.17%
---------------------------------------------------------------------------------
 Total Annual Fund       0.90%    2.84%     2.33%     1.35%     0.96%     0.63%
 Operating Expenses
---------------------------------------------------------------------------------
 Expense Reimbursement    N/A     1.11%/4/  0.63%/4/  0.04%/4/  0.00%/4/   N/A
---------------------------------------------------------------------------------
 Net Expenses            0.90%    1.73%     1.70%     1.31%     0.96%     0.63%
---------------------------------------------------------------------------------



/1/ Annualized.
/2/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
    0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

/3/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period. The reimbursement for Class R-4 shares did not affect the net expenses for this share class.


                                     4
EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $662       $845        $1,045      $1,619
------------------------------------------------------------------------
 R-1/2/                     $176       $545        $  939      $2,041
------------------------------------------------------------------------
 R-2/2/                     $173       $538        $  923      $2,009
------------------------------------------------------------------------
 R-3/2/                     $133       $415        $  718      $1,579
------------------------------------------------------------------------
 R-4/2/                     $ 98       $306        $  531      $1,178
------------------------------------------------------------------------
 R-5                        $ 64       $202        $  351      $  786
------------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                           EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and other fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                                 LIFETIME
                                          ONE     FIVE    TEN    (4/16/84-
                                         YEAR    YEARS   YEARS   12/31/02)
---------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84                -13.61%   2.49%  8.53%    12.13%
 MSCI EAFE Index/1/                     -15.66%  -2.61%  4.30%     9.20%
 Lipper International Funds Average/2/  -16.67%  -2.34%  5.04%     9.35%



/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

/2/ The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                                     7
                                           EuroPacific Growth Fund / Prospectus

[begin pie chart]
Holdings by Industry as of March 31, 2003

Pharmaceuticals                         8.45%
Banks                                   7.34
Diversified telecommunication services  7.15
Oil & gas                               6.81
Food products                           5.67
Other industries                       52.34
Bonds & notes                            .03
Cash & equivalents                     12.21
[end pie chart]



                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.89%
                                               ------------------------------------------
 United Kingdom                 16.8%           Vodafone Group                  2.50
------------------------------------------     ------------------------------------------
 Netherlands                     6.4            Unilever                        2.12
------------------------------------------     ------------------------------------------
 France                          6.3            Nestle                          1.82
------------------------------------------     ------------------------------------------
 Switzerland                     3.8            Vivendi Universal               1.51
------------------------------------------     ------------------------------------------
 Germany                         3.2            KPN                             1.41
------------------------------------------     ------------------------------------------
 Spain                           1.9            Cia. Vale do Rio Doce           1.41
------------------------------------------     ------------------------------------------
 Norway                          1.6            Samsung Electronics             1.38
------------------------------------------     ------------------------------------------
 Denmark                         1.4            Petrobas                        1.33
------------------------------------------     ------------------------------------------
 Belgium                         1.2            Bank of Nova Scotia             1.29
------------------------------------------     ------------------------------------------
 Sweden                          1.1
------------------------------------------
 Italy                           1.0
------------------------------------------
 Finland                         1.0
------------------------------------------
 Ireland                         0.7
------------------------------------------
 Austria                         0.5
------------------------------------------
 Other Europe                    0.8
------------------------------------------
 Pacific Basin
 Japan                          14.0
------------------------------------------
 Canada                          5.5
------------------------------------------
 South Korea                     5.2
------------------------------------------
 Australia                       3.6
------------------------------------------
 Mexico                          3.1
------------------------------------------
 Taiwan                          2.2
------------------------------------------
 Hong Kong                       0.9
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             0.4
------------------------------------------
 Other
 Brazil                          3.0
------------------------------------------
 South Africa                    1.4
------------------------------------------
 Other Countries                 0.3
 Cash & Cash Equivalents        12.2




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:


                                     9
                                           EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       12 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 21 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     19 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 37 years in total;
                                                            31 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    9 years              Chairman and Principal Executive Officer, Capital
 Senior Vice President           (plus 7 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        7 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 15 years in total;
                              professional for the fund)    11 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       2 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 17 years in total;
                                                            13 years with Capital Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        2 years              Senior Vice President and Director, Capital
                                 (plus 8 years prior        Research Company
                               experience as a research
                              professional for the fund)    Investment professional for 15 years in total;
                                                            12 years with Capital Research and Management
                                                            Company or affiliate






                                     10
EuroPacific Growth Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE ANY OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                           EuroPacific Growth Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
EuroPacific Growth Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

If American Funds Service Company is notified, employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                           EuroPacific Growth Fund / Prospectus

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. The current value of existing investments in American Legacy Retirement Investment Plan may also be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.


                                     14
EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or

 . Class F shares.

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                           EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                           EuroPacific Growth Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information for the year ended March 31, 2003 has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The financial highlight information for each of the prior years shown was audited by other independent accountants.




                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               (losses) gains
                                     Net asset                 on securities
                                      value,         Net       (both realized  Total from
                                     beginning   investment         and        investment
                                     of period  (loss) income   unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                  $27.23        $.25          $(6.46)       $(6.21)
Year ended 3/31/2002                   28.72         .33           (1.16)         (.83)
Year ended 3/31/2001                   44.61         .69          (12.65)       (11.96)
Year ended 3/31/2000                   30.21         .34           15.74         16.08
Year ended 3/31/1999                   29.56         .42            1.85          2.27
-------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003     26.26         .06           (5.41)        (5.35)
-------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003    27.34         .10           (6.55)        (6.45)
-------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003    27.64         .17           (6.86)        (6.69)
-------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003     26.69         .22           (6.00)        (5.78)
-------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003    27.55         .26           (6.74)        (6.48)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                                                             Net assets,
                                     (from net   Distributions                    Net asset                  end of
                                     investment      (from           Total      value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                   $(.24)       $    -          $ (.24)        $20.78      (23.16)%      $20,143
Year ended 3/31/2002                    (.66)            -            (.66)         27.23       (2.63)        27,765
Year ended 3/31/2001                    (.19)        (3.74)          (3.93)         28.72      (28.02)        28,963
Year ended 3/31/2000                    (.29)        (1.39)          (1.68)         44.61       54.32         38.837
Year ended 3/31/1999                    (.36)        (1.26)          (1.62)         30.21        8.19         22,083
-------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003      (.24)            -            (.24)         20.67      (20.56)             1
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003     (.25)            -            (.25)         20.64      (23.80)            29
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003     (.27)            -            (.27)         20.68      (24.40)            63
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003      (.28)            -            (.28)         20.63      (21.87)            76
-------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003     (.29)            -            (.29)         20.78      (23.71)           782



                                      Ratio of      Ratio of net
                                     expenses to   (loss) income
                                     average net   to average net
                                       assets          assets
------------------------------------------------------------------
CLASS A:
Year ended 3/31/2003                    .90%           1.06 %
Year ended 3/31/2002                    .88            1.21
Year ended 3/31/2001                    .84            1.89
Year ended 3/31/2000                    .84             .93
Year ended 3/31/1999                    .84            1.45
------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 3/31/2003     1.73/4,5/        .32/4/
------------------------------------------------------------------
CLASS R-2:
 Period from 5/31/2002 to 3/31/2003    1.70/4,5/        .53/4/
------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 3/31/2003    1.31/4,5/        .87/4/
------------------------------------------------------------------
CLASS R-4:
 Period from 6/7/2002 to 3/31/2003      .96/4,5/       1.27/4/
------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 3/31/2003     .63/4/         1.31/4/

/  /
EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       29%         27%         37%         29%          32%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ Annualized.
/5/ During the start-up period for this class, Capital Research and Management
    Company agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.84%, 2.33% and 1.35% for classes R-1, R-2 and R-3, respectively. The expense ratio for Class R-4 was not affected by any payment made by Capital Research and Management Company.
                                           EuroPacific Growth Fund / Prospectus

NOTES


                                     20
EuroPacific Growth Fund / Prospectus

NOTES


                                     21
[logo-Europacific Growth Fund (r)]          EuroPacific Growth Fund / Prospectus

 [logo - American Funds (sm)]
                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.








[logo-recycled bug]
Printed on recycled paper                  Investment Company File No. 811-3734
RPEUPAC-010-0603/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
           Capital Guardian                 Capital Bank and Trust

                            EUROPACIFIC GROWTH FUND

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                June 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated June 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       34
Class A Share Investment Results and Related Statistics . . . . . .       36
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Financial Statements



                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the U.S. Cash and cash equivalents issued by U.S. issuers, however, will be treated as Pacific Basin assets.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e. not convertible into equity) rated Baa and BBB or below by Moody's Investor Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

                        EuroPacific Growth Fund - Page 2

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.

                        EuroPacific Growth Fund - Page 3

Lower rated debt securities, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market

                        EuroPacific Growth Fund - Page 4
valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it

                        EuroPacific Growth Fund - Page 5
may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2003 was 29%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting

                        EuroPacific Growth Fund - Page 6
securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

9.   Purchase securities on margin;

10. Issue senior securities or borrow money, except as permitted by the 1940 Act, as amended or any rule thereunder, any Securities and Exchange Commission ("SEC:") or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC;

11.  Mortgage, pledge or hypothecate its total assets to any extent;

12. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                        EuroPacific Growth Fund - Page 7

13. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

14.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

15. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer;

2. The fund does not currently intend to engage in an ongoing or regular securities lending program;

3. The fund will only borrow for temporary or emergency purposes and not for investment in securities; or

4. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                YEAR FIRST                                         NUMBER OF BOARDS
                    POSITION     ELECTED                                            WITHIN THE FUND
                    WITH THE     ATRUSTEE       PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE       FUND    OF THE FUND/1/             PAST 5 YEARS               TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth           Trustee       1991        Administrative Director, ANZI,              3            None
 Allison                                       Ltd. (financial publishing and
 Age: 56                                       consulting); Publishing
                                               Consultant, Harvard Medical
                                               School; former Senior Vice
                                               President, Planning and
                                               Development, McGraw Hill, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox       Trustee       1984        Managing General Partner, Fox               7            Crompton Corporation
 Age:66                                        Investments LP; Professor,
                                               University of California;
                                               retired President and Chief
                                               Executive Officer, Foster Farms
                                               (poultry producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh         Trustee       1994        Executive Chairman, Itoh                    3            None
 Age: 62                                       Building Co., Ltd.; former
                                               President, Autosplice KK; former
                                               Managing Partner, VENCA
                                               Management (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling    Trustee       1987        President, American Public Media            6            Irwin Financial
 Age: 61                                       Group                                                    Corporation;
                                                                                                        St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald    Trustee       1984        The IBJ Professor of Finance,               8            Plum Creek Timber Co.;
 Age: 66                                       Graduate School of Business,                             Scholastic Corporation;
                                               Stanford University                                      iStar Financial, Inc.;
                                                                                                        Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.          Trustee       1992        Chairman of the Board, Irwin                3            Cummins, Inc.; Tennant
 Miller                                        Financial Corporation                                    Company
 Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi      Trustee       2002        Special Advisor to the President            2            ST Microelectronics; SEAT
 Age: 59                                       of the European Commission;                              (Telecom Italia); Korn &
                                               former Chief Executive Officer,                          Ferry Europe
                                               Tecnitel
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P.             Trustee       1996        Chairman/Chief Executive                    6            None
 Pendleton                                     Officer, Cairnwood, Inc.
 Age: 63                                       (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------



                        EuroPacific Growth Fund - Page 9

                                                    PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST             PAST 5 YEARS AND
                                     ELECTED                POSITIONS HELD             NUMBER OF BOARDS
                      POSITION      A TRUSTEE          WITH AFFILIATED ENTITIES         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                      WITH THE    AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUND      OF THE FUND/1/             OF THE FUND                TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES /4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning     President,        1994        Director, Capital Research and              1            None
 Age: 45             Principal                     Management Company; Director,
                     Executive                     The Capital Group Companies,
                     Officer                       Inc.*; Senior Vice President,
                     and                           Capital Research Company*;
                     Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres     Chairman          1999        Senior Vice President, Capital              4            None
 Age: 61             of the                        Research and Management Company;
                     Board                         Vice President, Capital Strategy
                                                   Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 10

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                            POSITION         YEAR FIRST ELECTED                       WITH AFFILIATED ENTITIES
                            WITH THE             AN OFFICER                         OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler         Executive                1984         Senior Vice President, Capital Research Company*
 Age: 60                 Vice President
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.                Senior Vice               1996         Senior Vice President, Capital Research and Management Company;
 Lovelace                  President                             Chairman and Principal Executive Officer, Capital Research
 Age: 40                                                         Company*; Director, American Funds Distributors, Inc.*; Director,
                                                                 The Capital Group Companies, Inc.*;
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong                  Vice                  1998         Senior Vice President, Capital Research Company*
 Age: 43                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki              Vice                  1998         Vice President, Capital Research Company*
 Age: 41                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti          Secretary                1984         Vice President - Fund Business Management Group, Capital Research
 Age: 46                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould           Treasurer                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 48                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe           Assistant                1998         Vice President - Fund Business Management Group, Capital Research
 Age: 36                   Treasurer                             and Management Company
-----------------------------------------------------------------------------------------------------------------------------------


*  Company affiliated with Capital Research and Management Company.

/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed, except Hiromi Mizugaki, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        EuroPacific Growth Fund - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------


/1/ Ownership disclosure is made using the following ranges:  None;
    $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The
    amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $23,000 to Trustees who are not affiliated with the Investment Adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                        EuroPacific Growth Fund - Page 12

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Elisabeth Allison              $32,000                        $ 82,800
-------------------------------------------------------------------------------------
 Robert A. Fox                   29,900/3/                      199,300/3/
-------------------------------------------------------------------------------------
 Koichi Itoh                     33,500/3/                       85,300/3/
-------------------------------------------------------------------------------------
 William H. Kling                30,600/3/                      133,600/3/
-------------------------------------------------------------------------------------
 John G. McDonald                29,375/3/                      279,800/3/
-------------------------------------------------------------------------------------
 William I. Miller               27,000/3/                       70,300/3/
-------------------------------------------------------------------------------------
 Alessandro Ovi                  31,000/3/                       56,800/3/
-------------------------------------------------------------------------------------
 Kirk Pendleton                  33,500/3/                      172,300/3/
-------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Robert A. Fox ($242,262), Koichi Itoh ($139,201), William H. Kling ($172,096), John G.
    McDonald ($250,293), William I. Miller ($128,460), Alessandro Ovi ($17,333.28) and Kirk P. Pendleton ($136,741). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of May 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated all of its day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                        EuroPacific Growth Fund - Page 13
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Trustees. There were four Audit Committee meetings held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There were two Contracts Committee meetings held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also

                        EuroPacific Growth Fund - Page 14
evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings held during the 2003 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its recent meetings, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser (including comparisons to a group of publicly held mutual fund managers) and comparative data for other mutual funds and selected indexes.

                        EuroPacific Growth Fund - Page 15

Members of the Committee discussed the quality of services provided to the fund and noted that while absolute results were negative during fiscal 2002, 2001 and the six months ended September 30, 2002, its results versus other international funds were favorable over those periods as well as for longer periods of time. The Committee also noted the fund's relatively low expense ratio and considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management

                        EuroPacific Growth Fund - Page 16
fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2003, 2002 and 2001, the Investment Adviser received from the fund advisory fees of $118,384,000, $130,797,000 and $155,060,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser agreed to pay a portion of these fees. For the year ended March 31, 2003, the total fees paid by the Investment Adviser were $64,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.

                        EuroPacific Growth Fund - Page 17

During the fiscal period ended 2003, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  5,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       86,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       58,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       39,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                      363,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $4,090,000          $18,408,000
                                                 2002             4,929,000           22,338,000
                                                 2001             9,936,000           45,888,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the

                        EuroPacific Growth Fund - Page 18
existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $21,880,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

                        EuroPacific Growth Fund - Page 19

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $59,595,000                 $3,621,000
------------------------------------------------------------------------------
       CLASS R-1                      4,000                      1,000
------------------------------------------------------------------------------
       CLASS R-2                     61,000                     17,000
------------------------------------------------------------------------------
       CLASS R-3                     90,000                     25,000
------------------------------------------------------------------------------
       CLASS R-4                     56,000                     16,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.

                        EuroPacific Growth Fund - Page 20

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or

                        EuroPacific Growth Fund - Page 21
     gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the

                        EuroPacific Growth Fund - Page 22
     fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially

                        EuroPacific Growth Fund - Page 23
identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.

                        EuroPacific Growth Fund - Page 24

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                        EuroPacific Growth Fund - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


                        EuroPacific Growth Fund - Page 26

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. If American Funds Service Company is notified, employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

                        EuroPacific Growth Fund - Page 27

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents, and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.

                        EuroPacific Growth Fund - Page 28

No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

                        EuroPacific Growth Fund - Page 29

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of the money market funds are excluded.


                        EuroPacific Growth Fund - Page 30

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the

                        EuroPacific Growth Fund - Page 31

Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices

                        EuroPacific Growth Fund - Page 32
will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment

                        EuroPacific Growth Fund - Page 33

Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $29,148,000, $31,219,000 and $49,181,000, respectively. The volume of securities subject to brokerage commissions and dealer concessions purchased by the fund decreased during the 2003 fiscal year, resulting in a decrease in total commissions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of ABN Amro Holding NV in the amount of $87,588,000.



                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $29,077,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Kirkpatrick & Lockhart LLP, Four Embarcadero Center, San Francisco, CA 94111, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its control affiliates. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least

                        EuroPacific Growth Fund - Page 34
annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- MARCH 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $20.75
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $22.02


                        EuroPacific Growth Fund - Page 35

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.43% based on a 30-day (or one month) period ended March 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  =   dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended March 31, 2003 were -27.57%, -3.26% and 6.12%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended March 31, 2003 were -23.16%, -2.11% and 6.74%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks

                        EuroPacific Growth Fund - Page 36
and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                        EuroPacific Growth Fund - Page 37

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                        EuroPacific Growth Fund - Page 38

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                        EuroPacific Growth Fund - Page 39

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                        EuroPacific Growth Fund - Page 40

INVESTMENT PORTFOLIO, MARCH 31, 2003



INDUSTRY DIVERSIFICATION

Percent of net assets
[begin pie chart]
Pharmaceuticals                                          8.45 %
Banks                                                    7.34
Diversified Telecommunication Services                   7.15
Oil & Gas                                                6.81
Food Products                                            5.67
Bonds & notes                                            0.03
Other industries                                        52.34
Cash & equivalents                                      12.21
[end pie chart]

                                                      Percent
                                                      of net
LARGEST EQUITY HOLDINGS                               assets

AstraZeneca                                               2.89 %
Vodafone Group                                            2.50
Unilever PLC                                              2.12
Nestle                                                    1.82
Vivendi Universal                                         1.51
KPN                                                       1.41
Cia. Vale do Rio Doce                                     1.41
Samsung Electronics                                       1.38
Petrobras                                                 1.33
Bank of Nova Scotia                                       1.29



                                                                                         Shares or principal       Market value
Equity securities (common and preferred stocks and convertible debentures)                            amount               (000)

PHARMACEUTICALS  -  8.45%
AstraZeneca PLC (Sweden) (1)                                                                      14,341,617       $    489,384
AstraZeneca PLC (United Kingdom) (1)                                                               4,863,000            165,593
Aventis SA (France) (1)                                                                            4,933,550            216,091
Novo Nordisk A/S, Class B (Denmark) (1)                                                            6,061,200            199,636
Sanofi-Synthelabo (France) (1)                                                                     3,290,000            165,181
UCB NV (Belgium) (1)                                                                               7,290,900            157,727
Shionogi & Co., Ltd. (Japan) (1)                                                                  10,839,000            146,611
Novartis AG (Switzerland) (1)                                                                      3,613,960            133,538
H. Lundbeck A/S (Denmark) (1)                                                                      6,986,388            129,673
Chugai Pharmaceutical Co., Ltd. (Japan)                                                            6,418,000             65,131
Elan Corp., PLC (ADR) (Ireland) (2)                                                               16,675,800             46,525


BANKS  -  7.34%
Bank of Nova Scotia (Canada)                                                                       8,296,200            293,486
HSBC Holdings PLC (United Kingdom) (1)                                                            11,673,571            120,115
HSBC Holdings PLC (1)                                                                             11,505,980            117,955
Kookmin Bank (South Korea) (1)                                                                     8,060,000            186,089
HBOS PLC (United Kingdom) (1)                                                                     16,231,012            166,522
Svenska Handelsbanken Group, Class A (Sweden) (1)                                                  9,813,100            138,544
Allied Irish Banks, PLC (Ireland)                                                                  7,066,900             97,388
Westpac Banking Corp. (Australia) (1)                                                             10,106,435             92,068
Hang Seng Bank Ltd. (Hong Kong) (1)                                                                8,605,100             87,715
ABN AMRO Holding NV (Netherlands) (1)                                                              6,000,004             87,588
Lloyds TSB Group PLC (United Kingdom) (1)                                                         16,000,000             81,381
Sumitomo Mitsui Financial Group, Inc. 2.25% convertible preferred 2005 (Japan)          13,119,000,000 units             79,391
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                      3,280,000             47,462
Societe Generale (France) (1)                                                                        835,000             42,997
Toronto-Dominion Bank (Canada)                                                                       766,400             16,925
UFJ International Finance (Bermuda) Trust 0.53% convertible preferred 2014 (Japan)       3,000,000,000 units              5,261
DBS Group Holdings Ltd. (Singapore) (1)                                                              614,378              3,204


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.15%
Royal KPN NV (Netherlands) (1) (2)                                                                49,702,400            319,493
Telefonica, SA (Spain) (1) (2)                                                                    27,566,705            258,453
BCE Inc. (Canada)                                                                                 12,019,097            221,195
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                              6,399,000            190,178
Telefonos de Mexico, SA de CV, Class L                                                             7,180,000             10,656
KT Corp. (ADR) (South Korea)                                                                       5,020,000             86,193
KT Corp. (1)                                                                                       2,359,330             80,719
Deutsche Telekom AG (Germany) (1)                                                                 14,504,600            159,192
Swisscom AG (Switzerland) (1)                                                                        420,770            129,602
France Telecom, SA (France) (1)                                                                    2,770,000             56,597
France Telecom, SA, rights, expire 2003 (2)                                                        2,770,000             10,863
Singapore Telecommunications Ltd. (Singapore) (1)                                                 48,097,000             36,534
Telecom Corp. of New Zealand Ltd. (New Zealand) (1)                                               10,444,100             26,139
Hellenic Telecommunications Organization SA (Greece)                                               1,800,000             16,472
Philippine Long Distance Telephone Co. (ADR) (Philippines) (2)                                     1,936,764             11,175
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                 475,000              4,474
Telewest Communications PLC (United Kingdom) (2)                                                  77,919,721              2,523


OIL & GAS  -  6.81%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            19,911,150            301,654
Petro-Canada (Canada)                                                                              7,300,000            248,790
"Shell" Transport and Trading Co., PLC (United Kingdom) (1)                                       13,200,000             79,777
"Shell" Transport and Trading Co., PLC (New York registered)                                       1,675,000             60,669
Royal Dutch Petroleum Co. (Netherlands) (1)                                                        1,000,000             40,694
Royal Dutch Petroleum Co. (New York registered)                                                      500,000             20,375
Norsk Hydro AS (Norway) (1)                                                                        4,705,000            177,721
Norsk Hydro AS (ADR)                                                                                 250,000              9,497
Canadian Natural Resources, Ltd. (Canada)                                                          5,250,000            179,461
Sasol Ltd. (South Africa) (1)                                                                     12,494,100            137,896
ENI SpA (Italy) (1)                                                                                9,000,000            119,802
Suncor Energy Inc. (Canada)                                                                        3,010,618             52,554
LUKoil Holding (ADR) (Russia)                                                                        940,000             51,606
Nexen Inc. (Canada)                                                                                2,353,349             48,042
TOTAL FINA ELF SA, Class B (France) (1)                                                               85,000             10,745
TOTAL FINA ELF SA, STRIP VVPR (2)                                                                    180,000                  2
BG Group PLC (United Kingdom)                                                                      1,600,000              6,072


FOOD PRODUCTS  -  5.67%
Unilever PLC (United Kingdom)                                                                     51,887,084            480,291
Nestle SA (Switzerland)                                                                            2,092,000            413,393
Groupe Danone (France)                                                                             1,547,800            195,090
Unilever NV (Netherlands) (1)                                                                      1,675,000             99,251
Koninklijke Numico NV, Class C (Netherlands) (1)                                                   8,145,900             50,922
Nissin Food Products Co., Ltd. (Japan)                                                             2,246,500             46,774


WIRELESS TELECOMMUNICATION SERVICES  -  5.49%
Vodafone Group PLC (United Kingdom) (1)                                                          316,290,430            566,560
KDDI Corp. (Japan) (1)                                                                                57,234            171,140
SK Telecom Co., Ltd. (South Korea) (1)                                                             1,009,500            122,216
mm02 PLC (United Kingdom) (2)                                                                    157,000,000            110,979
America Movil SA de CV, Series L (ADR) (Mexico)                                                    7,536,400            100,762
America Movil SA de CV, Series L                                                                   7,180,000              4,845
China Unicom Ltd. (China) (1) (2)                                                                103,828,000             57,224
China Mobile (Hong Kong) Ltd. (China) (1)                                                         28,000,000             55,977
KT Freetel Co., Ltd. (South Korea) (1) (2)                                                         1,700,000             32,073
NTT DoCoMo, Inc. (Japan) (1)                                                                          10,873             20,529
Turkcell Iletisim Hizmetleri A? (Turkey) (1) (2)                                                 471,417,399              2,378


MEDIA  -  5.02%
Vivendi Universal (France) (1)                                                                    25,353,271            339,708
Vivendi Universal (ADR)                                                                              270,000              3,618
News Corp. Ltd. (ADR) (Australia)                                                                  3,845,300             99,593
News Corp. Ltd., preferred (1)                                                                    12,677,357             68,036
News Corp. Ltd. (1)                                                                                9,700,121             63,527
News Corp. Ltd., preferred (ADR)                                                                     745,100             15,938
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (2)                         4,413,400            110,997
Mediaset SpA (Italy)                                                                               8,980,200             68,022
Mediaset SpA (3)                                                                                   4,138,700             31,349
Thomson Corp. (Canada)                                                                             3,270,000             85,300
Granada PLC (United Kingdom)                                                                      63,964,920             57,592
Pearson PLC (United Kingdom)                                                                       7,537,272             57,208
WPP Group PLC (United Kingdom)                                                                     8,900,000             47,939
British Sky Broadcasting Group PLC (United Kingdom) (1) (2)                                        4,000,000             39,585
Nippon Television Network Corp. (Japan)                                                              281,700             29,112
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)                              2,969,700             21,696
New UPC, Inc. (formerly United Pan-Europe Communications NV,
Class A, (Netherlands)) (USA) (1) (2)                                                                  6,641                201

KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        3,430,000                  0
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                        2,158,091                  0


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.90%
Samsung Electronics Co., Ltd. (South Korea) (1)                                                    1,360,810            312,020
Rohm Co., Ltd. (Japan) (1)                                                                         2,323,900            255,123
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1) (2)                                     193,617,891            230,621
Tokyo Electron Ltd. (Japan) (1)                                                                    1,314,800             51,227
ASML Holding NV (Netherlands) (1) (2)                                                              3,320,000             21,606
ASML Holding NV (New York registered) (2)                                                          1,500,000              9,855
Arm Holdings PLC (United Kingdom) (1) (2)                                                          4,000,000              3,251


AUTOMOBILES  -  3.43%
Honda Motor Co., Ltd. (Japan) (1)                                                                  8,745,100            288,215
Suzuki Motor Corp. (Japan) (1)                                                                    19,015,000            221,260
Fuji Heavy Industries Ltd. (Japan) (1)                                                            26,249,000             97,775
Bayerische Motoren Werke AG (Germany) (1)                                                          3,070,000             84,660
Renault SA (France) (1)                                                                            1,475,835             48,675
Nissan Motor Co., Ltd. (Japan) (1)                                                                 3,045,000             20,552
DaimlerChrysler AG (Germany)                                                                         600,000             17,583


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.39%
Hon Hai Precision Industry Co., Ltd. (Taiwan) (1)                                                 82,827,140            262,052
Hirose Electric Co., Ltd. (Japan) (1)                                                              1,780,000            118,312
Murata Manufacturing Co., Ltd. (Japan) (1)                                                         2,995,000            117,702
Hoya Corp. (Japan) (1)                                                                             1,714,000            104,700
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                              3,730,000             99,378
Samsung SDI Co., Ltd. (South Korea) (1)                                                            1,046,400             65,896


METALS & MINING  -  2.89%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                               6,449,800            169,518
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                   5,441,300            146,643
Cia. Vale do Rio Doce, preferred nominative, Class A                                                 100,000              2,628
BHP Billiton PLC (United Kingdom) (1)                                                             17,686,516             89,378
Xstrata PLC (United Kingdom) (1) (2)                                                               8,699,154             66,015
POSCO (South Korea) (1)                                                                              640,000             49,726
Anglogold Ltd. (South Africa) (1)                                                                  1,533,500             46,107
Alumina Ltd. (formerly WMC Ltd.) (Australia) (1)                                                  15,071,257             36,716
WMC Resources Ltd (Australia) (2)                                                                 15,421,257             34,096
Barrick Gold Corp. (Canada)                                                                        1,000,000             15,560


BEVERAGES  -  2.68%
Heineken NV (Netherlands)                                                                          5,303,750            196,391
Orkla AS (Norway) (4)                                                                             11,024,000            163,478
Foster's Group Ltd. (Australia) (1)                                                               22,698,045             61,126
Interbrew SA (Belgium)                                                                             2,800,000             56,614
Coca-Cola HBC SA (Greece)                                                                          3,364,583             42,738
Southcorp Ltd. (Australia)                                                                        18,070,700             35,479
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                1,020,000             33,935
Diageo PLC (United Kingdom)                                                                        1,733,014             17,766


INSURANCE  -  2.25%
Mitsui Sumitomo Insurance Co., Ltd. (Japan) (1)                                                   30,646,000            133,005
AEGON NV (Netherlands) (1)                                                                        16,561,926            123,996
Sompo Japan Insurance Inc. (Japan) (1)                                                            15,999,000             75,724
Allianz AG (Germany) (1)                                                                           1,248,500             62,570
NIPPONKOA Insurance Co., Ltd. (Japan)                                                             10,217,000             33,033
Millea Holdings, Inc. (Japan) (1)                                                                      4,723             29,421
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                469,000             27,181
QBE Insurance Group Ltd. (Australia) (1)                                                           4,918,983             24,899


SPECIALTY RETAIL  -  1.97%
INDITEX SA (Spain)                                                                                 6,878,600            133,310
Kingfisher PLC (United Kingdom)                                                                   31,203,322            113,364
Dixons Group PLC (United Kingdom)                                                                 80,985,272            109,375
FAST RETAILING CO., LTD. (Japan) (1)                                                               3,615,100             90,185


DIVERSIFIED FINANCIALS  -  1.72%
ING Groep NV (Netherlands) (1)                                                                    20,579,768            237,424
ING Groep NV, Class B, warrants, expire 2008 (2)                                                   1,730,000              4,994
ORIX Corp. (Japan) (1)                                                                             1,147,000             59,219
ORIX Corp. (ADR)                                                                                     189,600              4,977
Groupe Bruxelles Lambert SA (Belgium) (1)                                                          1,370,000             49,449
Sumitomo Trust and Banking Co., Ltd. (formerly STB Cayman Capital, Ltd.                            4,650,000             12,594
0.50% convertible debentures 2007) (Japan)
First Pacific Co. Ltd. (Hong Kong) (1) (2)                                                       109,500,000             11,194
Ayala Corp. (Philippines) (1)                                                                    121,468,000              9,174


PAPER & FOREST PRODUCTS  -  1.71%
Stora Enso Oyj, Class R (Finland) (1)                                                             15,148,443            140,730
Sappi Ltd. (South Africa) (1)                                                                     10,861,000            127,889
Abitibi-Consolidated Inc. (Canada)                                                                13,450,000             93,969
UPM-Kymmene Corp. (Finland)                                                                        2,000,000             25,819


ELECTRIC UTILITIES  -  1.50%
Scottish Power PLC (United Kingdom)                                                               33,627,300            199,722
E.ON AG (Germany)                                                                                  2,365,000             97,389
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea) (3)            $    35,300,000             42,360
Manila Electric Co. (GDR) (Philippines) (1) (2) (3)                                                1,260,000                703
Manila Electric Co., share purchase rights, expire 2003 (1) (2)                                      185,200                 25


CHEMICALS  -  1.36%
L'Air Liquide (France)                                                                             1,704,037            225,550
Nitto Denko Corp. (Japan) (1)                                                                      3,030,000             82,060


FOOD & DRUG RETAILING  -  1.14%
Woolworths Ltd. (Australia) (1)                                                                   18,608,121            138,345
Koninklijke Ahold NV (Netherlands)                                                                35,939,200            119,414


MULTI-UTILITIES & UNREGULATED POWER  -  0.99%
National Grid Transco PLC (formerly National Grid Group PLC) (United Kingdom)                     36,641,000            224,278


OFFICE ELECTRONICS  -  0.98%
Canon, Inc. (Japan) (1)                                                                            6,390,000            223,213


MULTILINE RETAIL  -  0.96%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                   54,011,118            131,387
Wal-Mart de Mexico, SA de CV, Series C                                                             6,543,341             14,199
AEON Co., Ltd. (Japan) (1)                                                                         3,530,000             71,626


COMMERCIAL SERVICES & SUPPLIES  -  0.96%
Brambles Industries Ltd. (Australia) (1)                                                          26,366,136             73,300
Brambles Industries PLC (United Kingdom)                                                          17,299,500             41,536
Securitas AB, Class B (Sweden)                                                                     4,241,500             40,089
Hays PLC (United Kingdom) (1)                                                                     25,870,900             31,798
Secom Co., Ltd. (Japan) (1)                                                                          693,000             17,999
Vedior NV (Netherlands) (1)                                                                        2,740,000             12,108


HOUSEHOLD DURABLES  -  0.94%
Koninklijke Philips Electronics NV (Netherlands) (1)                                               6,010,000             94,593
Sekisui House, Ltd. (Japan) (1)                                                                    8,650,000             62,446
Sony Corp. (Japan) (1)                                                                             1,609,700             56,993


BUILDING PRODUCTS  -  0.83%
Asahi Glass Co., Ltd. (Japan) (1)                                                                 26,044,000            141,512
Tostem Inax Holding Corp. (Japan) (1)                                                              4,408,000             47,404


INDUSTRIAL CONGLOMERATES  -  0.76%
Siemens AG (Germany) (1)                                                                           4,218,750            172,996


REAL ESTATE  -  0.60%
Westfield Trust, units (Australia)                                                                24,649,100             50,777
Sun Hung Kai Properties Ltd. (Hong Kong) (1)                                                       8,150,000             38,848
Hongkong Land Holdings Ltd. (Hong Kong)                                                           34,363,300             37,800
Security Capital Global Realty (Luxembourg) (1) (2) (3)                                              369,322              6,242
Hang Lung Group Ltd. (Hong Kong) (1)                                                               3,475,000              2,852


CONSTRUCTION MATERIALS  -  0.56%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                         5,616,177             97,946
Cemex, SA de CV, American depositary warrants, expire 2004 (2)                                       262,457                236
Holcim Ltd. (Switzerland) (1)                                                                        180,000             29,804


OTHER  -  3.64%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                         8,331,017            113,546
British Airways PLC (United Kingdom) (2)                                                          47,677,700             78,324
SAP AG (Germany) (1)                                                                               1,033,700             77,678
Yahoo Japan Corp. (Japan) (2)                                                                          9,388             77,472
Essilor (France)                                                                                   1,805,000             69,983
Gallaher Group PLC (United Kingdom)                                                                5,550,866             53,486
Metso Oyj (Finland)                                                                                5,000,000             50,929
Volvo AB, Class B (Sweden)                                                                         2,547,000             45,288
Kao Corp. (Japan) (1)                                                                              1,890,000             38,672
Johnson Electric Holdings Ltd. (Hong Kong) (1)                                                    33,659,500             37,239
Gas Natural SDG, SA (Spain) (1)                                                                    2,135,000             35,415
Swedish Match AB (Sweden)                                                                          4,688,799             34,899
BAE SYSTEMS PLC (United Kingdom) (1)                                                              17,694,000             31,429
Hindustan Lever Ltd. (India)                                                                       9,000,000             28,150
Ryanair Holdings PLC (ADR) (Ireland) (2)                                                             390,000             16,173
Ryanair Holdings PLC (2)                                                                             519,200              3,501
GKN PLC (United Kingdom)                                                                           7,725,000             19,646
Matsushita Electric Works, Ltd. (Japan) (1)                                                        2,515,000             13,279
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                               3,197,300                  0


MISCELLANEOUS  -  2.67%
Other equity securities in initial period of acquisition                                                                605,747


Total equity securities (cost: $22,970,022,000)                                                                      19,901,099



                                                                                                   Principal             Market
                                                                                                      amount              value
Bonds & notes                                                                                           (000)              (000)

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (1)                                                              Euro    10,031          $ 6,556



Total bonds & notes (cost: $6,463,000)                                                                                    6,556



                                                                                                   Principal             Market
                                                                                                      amount              value
Short-term securities                                                                                   (000)              (000)

CORPORATE SHORT-TERM NOTES  -  5.29%
Bank of Nova Scotia 1.22%-1.295% due 4/4-4/24/2003                                                  $112,000           $111,943
Societe Generale North America Inc. 1.25%-1.255% due 4/15-5/6/2003                                    97,500             97,399
Canadian Imperial Holdings Inc. 1.26%-1.305% due 4/2-5/5/2003                                         52,500             52,464
Asset Securitization Cooperative Corp. 1.26% due 4/8-4/16/2003 (3)                                    40,600             40,585
Dexia Delaware LLC 1.24%-1.26% due 4/11-4/22/2003                                                     75,000             74,956
American Honda Finance Corp. 1.20%-1.27% due 4/7-5/12/2003                                            73,500             73,427
KFW International Finance Inc. 1.25% due 4/4/2003                                                     34,000             33,995
KFW International Finance Inc. 1.22% due 5/5/2003 (3)                                                 16,000             15,981
Svenska Handelsbanken 1.26%-1.305% due 4/22-4/30/2003                                                 50,000             49,955
BNP Paribas Finance Inc. 1.25% due 5/1-5/27/2003                                                      50,000             49,924
BMW U.S. Capital Corp. 1.23%-1.27% due 4/3-6/6/2003                                                   46,700             46,646
Toronto-Dominion Holdings USA Inc. 1.24%-1.25% due 4/7-4/25/2003                                      46,500             46,474
Royal Bank of Scotland PLC 1.23%-1.25% due 4/4-4/29/2003                                              42,300             42,286
Danske Corp. 1.25%-1.26% due 4/30-5/12/2003                                                           42,000             41,946
Exxon Imperial U.S. Inc. 1.22% due 4/23/2003 (3)                                                      20,500             20,484
Exxon Asset Management Co. 1.20% due 4/16/2003 (3)                                                    19,000             18,990
CBA (Delaware) Finance Inc. 1.25%-1.28% due 4/9-5/21/2003                                             39,000             38,967
GE Capital International Funding Inc. 1.25%-1.27% due 4/22-5/2/2003                                   20,000             19,980
General Electric Capital Corp. 1.40% due 4/1/2003                                                     15,000             14,999
Verizon Network Funding Corp. 1.22% due 5/13/2003                                                     31,600             31,554
American General Finance Corp. 1.25% due 4/28/2003                                                    30,300             30,271
Royal Bank of Canada 1.22% due 5/19/2003                                                              29,000             28,952
ANZ (Delaware) Inc. 1.29% due 4/7/2003                                                                25,000             24,994
Bank of Montreal 1.27% due 4/10/2003                                                                  25,000             24,991
Bank of America Corp. 1.22% due 4/22/2003                                                             25,000             24,981
Telstra Corp. Ltd. 1.24% due 4/30/2003                                                                25,000             24,974
Bank of Ireland 1.25% due 5/7/2003 (3)                                                                25,000             24,968
HBOS Treasury Services PLC 1.26% due 5/7/2003                                                         25,000             24,968
Toyota Motor Credit Corp. 1.20%-1.23% due 4/4-5/9/2003 (3)                                            21,500             21,489
HSBC USA Inc. 1.25% due 4/24/2003                                                                     13,200             13,189
Spintab AB (Swedmortgage) 1.29% due 5/8/2003                                                          12,000             11,984
Siemens Capital Corp. 1.225% due 4/3/2003                                                             10,600             10,599
Abbey National North America LLC 1.255% due 5/12/2003                                                  9,500              9,486


FEDERAL AGENCY DISCOUNT NOTES  -  5.14%
Federal Home Loan Bank 1.13%-1.25% due 4/9-6/30/2003                                                 537,290            536,405
Freddie Mac 1.12%-1.25% due 4/3-6/30/2003                                                            362,768            362,109
Fannie Mae 1.165%-1.25% due 4/2-6/18/2003                                                            267,467            266,987


U.S. TREASURIES  -  0.32%
U.S. Treasury Bills 1.16% due 6/19-6/26/2003                                                          72,200             72,021


CERTIFICATES OF DEPOSIT  -  0.30%
Barclays Bank PLC 1.27% due 5/6/2003                                                                  50,000             50,000
Svenska Handelsbanken 1.305% due 4/10/2003                                                            17,000             17,000


Total short-term securities (cost: $2,503,280,000)                                                                    2,503,323


Total investment securities (cost: $25,479,765,000)                                                                  22,410,978


New Taiwanese Dollar (cost: $10,993,000)                                                          NT$350,341             10,111


Other assets less liabilities                                                                                           254,947

Net assets                                                                                                          $22,676,036

(1) Valued under fair value procedures adopted by authority of the Board of Trustees.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) The fund owns 5.10% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent Auditors' Report.


See Notes to Financial Statements



Equity securities appearing in the portfolio since September 30, 2002
BAE SYSTEMS
BG Group
Canadian Natural Resources
Deutsche Telekom
France Telecom
Gas Natural SDG
Kao
Koninklijke Philips Electronics
KPN
Nexen
Nissin Food Products
QBE Insurance Group
Sumitomo Mitsui Financial Group
Telecom Corp. of New Zealand
Telefonica
Toronto-Dominion Bank
WMC Resources
Yahoo Japan


Equity securities eliminated from the portfolio since September 30, 2002 Air France
Anglo American
Arnoldo Mondadori Editore
Australia and New Zealand Banking Group
Bombardier
Compass Group
Credit Suisse
Daiwa House Industry
EPCOS
HeidelbergCement
Hutchison Whampoa
I.T.C.
Independent News & Media
Infosys Technologies
Land Securities Group
Manulife Financial
NEC
Nintendo
Nippon Sheet Glass
Nokia
Scania
Serono
Shire Pharmaceuticals Group
Statoil
Sumitomo Mitsui Banking
Sumitomo Realty & Development
Swiss Re
Yakult Honsha



FINANCIAL STATEMENTS

Statement of assets and liabilities
at March 31, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,378,803)                                                 $22,247,500
  Affiliated issuers (cost: $100,962)                                                          163,478         $22,410,978
 Cash denominated in non-U.S. currencies
  (cost: $10,993)                                                                                                   10,111
 Cash                                                                                                                1,526
 Receivables for:
  Sales of investments                                                                         181,306
  Sales of fund's shares                                                                        61,598
  Dividends and interest                                                                       101,786             344,690
                                                                                                                22,767,305
Liabilities:
 Payables for:
  Purchases of investments                                                                      38,446
  Repurchases of fund's shares                                                                  33,374
  Investment advisory services                                                                   9,047
  Services provided by affiliates                                                                7,612
  Deferred Trustees' compensation                                                                1,221
  Other fees and expenses                                                                        1,569              91,269
Net assets at March 31, 2003                                                                                   $22,676,036

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                              $28,907,459
 Undistributed net investment income                                                                                72,707
 Accumulated net realized loss                                                                                  (3,236,239)
 Net unrealized depreciation                                                                                    (3,067,891)
Net assets at March 31, 2003                                                                                   $22,676,036

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                Shares     Net asset value
                                                                       Net assets          outstanding        per share (1)

Class A                                                               $20,142,577              969,287              $20.78
Class B                                                                   387,207               18,751               20.65
Class C                                                                   275,363               13,379               20.58
Class F                                                                   860,490               41,469               20.75
Class 529-A                                                                32,856                1,584               20.74
Class 529-B                                                                 8,027                  389               20.61
Class 529-C                                                                14,850                  721               20.61
Class 529-E                                                                 2,139                  103               20.69
Class 529-F                                                                 1,155                   56               20.74
Class R-1                                                                   1,127                   55               20.67
Class R-2                                                                  29,188                1,414               20.64
Class R-3                                                                  63,178                3,054               20.68
Class R-4                                                                  76,392                3,704               20.63
Class R-5                                                                 781,487               37,606               20.78

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $22.05 and $22.01, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended March 31, 2003                                                                    (dollars in thousands)
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
             tax of $61,826)                                                                $444,549
  Interest (net of non-U.S. withholding
            tax of $109)                                                                      59,770            $504,319

 Fees and expenses:
  Investment advisory services                                                               118,384
  Distribution services                                                                       68,441
  Transfer agent services                                                                     29,690
  Administrative services                                                                      2,491
  Reports to shareholders                                                                      1,114
  Registration statement and prospectus                                                        1,417
  Postage, stationery and supplies                                                             3,610
  Trustees' compensation                                                                         217
  Auditing and legal                                                                             150
  Custodian                                                                                   10,066
  State and local taxes                                                                          419
  Other                                                                                           19
  Total expenses before reimbursement                                                        236,018
   Reimbursement of expenses                                                                      64             235,954
 Net investment income                                                                                           268,365

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                               (998,253)
  Non-U.S. currency transactions                                                              (9,532)         (1,007,785)
 Net unrealized depreciation on:
  Investments                                                                             (5,981,489)
  Non-U.S. currency translations                                                              (4,788)         (5,986,277)
   Net realized loss and unrealized depreciation
    on investments and non-U.S. currency                                                                      (6,994,062)
Net decrease in net assets resulting from operations                                                         $(6,725,697)




Statement of changes in net assets                                                               (dollars in thousands)
                                                                                                  Year ended March 31
                                                                                                2003                2002
Operations:
 Net investment income                                                                      $268,365            $340,173
 Net realized loss on investments and
  non-U.S. currency transactions                                                          (1,007,785)         (1,441,337)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                       (5,986,277)            251,222
  Net decrease in net assets
   resulting from operations                                                              (6,725,697)           (849,942)

Dividends paid to shareholders from net investment income                                   (257,468)           (666,828)

Capital share transactions                                                                   708,304           1,166,543

Total decrease in net assets                                                              (6,274,861)           (350,227)

Net assets:
 Beginning of year                                                                        28,950,897          29,301,124
 End of year (including undistributed
  net investment income: $72,707 and $65,939, respectively)                              $22,676,036         $28,950,897


See Notes to Financial Statements


Notes to financial statements


1. Organization and significant accounting policies

Organization - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%             Classes B and 529-B
                                                       to zero                      convert to
                                                for redemptions within          classes A and 529-A,
                                                     six years of               respectively, after
                                                      purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. For the year ended March 31, 2003, there were no non-U.S. taxes paid on realized gains. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of March 31, 2003, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $25,514,299,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                                (dollars in thousands)
Undistributed net investment income and currency gains                                                        $82,737
Loss deferrals related to non-U.S. currency that were realized during the period November 1,
2002 through March 31, 2003                                                                                   (5,194)
Short-term and long-term capital loss deferrals                                                           (3,216,313)
Gross unrealized appreciation on investment securities                                                      2,403,926
Gross unrealized depreciation on investment securities                                                    (5,497,136)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $1,995,408,000 and $1,191,529,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $29,376,000, that were realized during the period November 1, 2002 through March 31, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                            Distributions from ordinary income
                              Net investment                       Distributions from            Total
                                  income and       Short-term               long-term    distributions
Share class (1)               currency gains    capital gains           capital gains             paid
Year ended March 31, 2003
Class A                            $ 236,801                -                       -        $ 236,801
Class B                                1,438                -                       -            1,438
Class C                                1,506                -                       -            1,506
Class F                                9,266                -                       -            9,266
Class 529-A                              320                -                       -              320
Class 529-B                               53                -                       -               53
Class 529-C                               99                -                       -               99
Class 529-E                               16                -                       -               16
Class 529-F                                4                -                       -                4
Class R-1                                  7                -                       -                7
Class R-2                                141                -                       -              141
Class R-3                                339                -                       -              339
Class R-4                                295                -                       -              295
Class R-5                              7,183                -                       -            7,183
Total                              $ 257,468                -                       -        $ 257,468


Year ended March 31, 2002
Class A                            $ 649,471                -                       -        $ 649,471
Class B                                6,311                -                       -            6,311
Class C                                1,788                -                       -            1,788
Class F                                9,258                -                       -            9,258
Total                              $ 666,828                -                       -        $ 666,828


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the year ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.461% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2003, unreimbursed expenses subject to reimbursement totaled $21,880,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                      Administrative services

                                                  -------------------------------------------------------------
                                                                                              Commonwealth of
                                                         CRMC                                     Virginia
                  Distribution    Transfer agent    administrative      Transfer agent         administrative
  Share class       services         services          services            services               services
---------------------------------------------------------------------------------------------------------------
    Class A         $59,595          $29,077        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          4,127             613          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          2,460           Included            $369                $162            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F          1,872           Included            1,123                180            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          30            Included              32                  4                  $21
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          48            Included              7                   4                   5
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          91            Included             14                   6                    9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          6             Included              2                  -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           4             Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           61            Included              13                 73             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           90            Included              27                  31            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           56            Included             33                   6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             357                  6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $68,441          $29,690            $1,979               $476                 $36
----------------===============================================================================================
* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)
                                                                             Reinvestments
                                            Sales(2)                         of dividends
                                    Amount           Shares              Amount         Shares
Year ended March 31, 2003
Class A                        $ 7,164,145          299,232           $ 221,164          9,688
Class B                            147,204            6,143               1,374             61
Class C                            470,319           19,960               1,445             64
Class F                          1,086,194           46,454               8,296            364
Class 529-A                         35,222            1,461                 320             14
Class 529-B                          8,666              365                  53              2
Class 529-C                         16,234              679                  99              4
Class 529-E                          2,434              102                  16              1
Class 529-F                          1,254               57                   4             -*
Class R-1                            1,309               59                   7             -*
Class R-2                           37,913            1,698                 141              6
Class R-3                           85,984            3,854                 339             15
Class R-4                           94,445            4,173                 295             13
Class R-5                          909,161           39,513               6,647            291
Total net increase
   (decrease) in fund         $ 10,060,484          423,750           $ 240,200         10,523





                                                                              Net (decrease)
                                         Repurchases(2)                         increase
                                     Amount          Shares               Amount         Shares

Class A                        $ (8,516,979)       (359,134)        $ (1,131,670)       (50,214)
Class B                             (70,765)         (3,042)              77,813          3,162
Class C                            (307,126)        (13,213)             164,638          6,811
Class F                            (611,922)        (26,665)             482,568         20,153
Class 529-A                            (649)            (29)              34,893          1,446
Class 529-B                            (103)             (5)               8,616            362
Class 529-C                            (251)            (11)              16,082            672
Class 529-E                             (16)             (1)               2,434            102
Class 529-F                             (16)             (1)               1,242             56
Class R-1                               (84)             (4)               1,232             55
Class R-2                            (6,463)           (290)              31,591          1,414
Class R-3                           (17,822)           (815)              68,501          3,054
Class R-4                           (10,546)           (482)              84,194          3,704
Class R-5                           (49,638)         (2,198)             866,170         37,606
Total net increase
   (decrease) in fund          $ (9,592,380)       (405,890)           $ 708,304         28,383



                                                                             Reinvestments
                                            Sales(2)                         of dividends
                                    Amount           Shares              Amount         Shares
Year ended March 31, 2002
Class A                        $ 9,059,063          328,493           $ 605,552         22,817
Class B                            164,970            5,971               6,017            227
Class C                            282,238           10,431               1,693             64
Class F                            847,323           30,903               7,990            301
Class 529-A                          3,735              138                   -              -
Class 529-B                            728               27                   -              -
Class 529-C                          1,317               49                   -              -
Class 529-E                             31                1                   -              -
Total net increase
   (decrease) in fund         $ 10,359,405          376,013           $ 621,252         23,409




                                                                             Net (decrease)
                                         Repurchases(2)                         increase
                                     Amount          Shares               Amount         Shares

Class A                        $ (9,375,535)       (340,273)           $ 289,080         11,037
Class B                             (49,348)         (1,830)             121,639          4,368
Class C                            (114,561)         (4,294)             169,370          6,201
Class F                            (274,669)        (10,125)             580,644         21,079
Class 529-A                              (1)             -*                3,734            138
Class 529-B                               -               -                  728             27
Class 529-C                               -               -                1,317             49
Class 529-E                               -               -                   31              1
Total net increase
   (decrease) in fund          $ (9,814,114)       (356,522)         $ 1,166,543         42,900




* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $223,151,000, which represents 0.98% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,350,050,000 and $6,416,294,000, respectively, during the year ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended March 31, 2003, the custodian fee of $10,066,000 includes $29,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                            (Loss)income from investment operations(2)
                                                                                     Net
                                       Net asset                           (losses)gains                          Dividends
                                          value,                 Net       on securities     Total from           (from net
                                       beginning          investment      (both realized     investment          investment
                                       of period              income      and unrealized)    operations              income)
Class A:
 Year ended 3/31/2003                     $27.23                $.25              $(6.46)        $(6.21)              $(.24)
 Year ended 3/31/2002                      28.72                 .33               (1.16)          (.83)               (.66)
 Year ended 3/31/2001                      44.61                 .69              (12.65)        (11.96)               (.19)
 Year ended 3/31/2000                      30.21                 .34               15.74          16.08                (.29)
 Year ended 3/31/1999                      29.56                 .42                1.85           2.27                (.36)
Class B:
 Year ended 3/31/2003                      27.09                 .07               (6.43)         (6.36)               (.08)
 Year ended 3/31/2002                      28.56                 .11               (1.14)         (1.03)               (.44)
 Year ended 3/31/2001                      44.59                 .47              (12.65)        (12.18)               (.11)
 Period from 3/15/2000 to 3/31/2000        43.09                 .03                1.47           1.50                   -
Class C:
 Year ended 3/31/2003                      27.07                 .05               (6.42)         (6.37)               (.12)
 Year ended 3/31/2002                      28.56                 .06               (1.14)         (1.08)               (.41)
 Period from 3/15/2001 to 3/31/2001        28.87                 .06                (.37)          (.31)                  -
Class F:
 Year ended 3/31/2003                      27.23                 .24               (6.46)         (6.22)               (.26)
 Year ended 3/31/2002                      28.72                 .26               (1.11)          (.85)               (.64)
 Period from 3/15/2001 to 3/31/2001        29.02                 .07                (.37)          (.30)                  -
Class 529-A:
 Year ended 3/31/2003                      27.23                 .23               (6.45)         (6.22)               (.27)
 Period from 2/15/2002 to 3/31/2002        26.02                 .11                1.10           1.21                   -
Class 529-B:
 Year ended 3/31/2003                      27.21                 .02               (6.43)         (6.41)               (.19)
 Period from 2/19/2002 to 3/31/2002        25.54                 .08                1.59           1.67                   -
Class 529-C:
 Year ended 3/31/2003                      27.20                 .02               (6.42)         (6.40)               (.19)
 Period from 2/15/2002 to 3/31/2002        26.02                 .09                1.09           1.18                   -
Class 529-E:
 Year ended 3/31/2003                      27.23                 .15               (6.44)         (6.29)               (.25)
 Period from 3/7/2002 to 3/31/2002         27.39                 .06                (.22)          (.16)                  -
Class 529-F:
 Period from 9/16/2002 to 3/31/2003        22.67                 .16               (1.83)         (1.67)               (.26)
Class R-1:
 Period from 6/17/2002 to 3/31/2003        26.26                 .06               (5.41)         (5.35)               (.24)
Class R-2:
 Period from 5/31/2002 to 3/31/2003        27.34                 .10               (6.55)         (6.45)               (.25)
Class R-3:
 Period from 5/21/2002 to 3/31/2003        27.64                 .17               (6.86)         (6.69)               (.27)
Class R-4:
 Period from 6/7/2002 to 3/31/2003         26.69                 .22               (6.00)         (5.78)               (.28)
Class R-5:
 Period from 5/15/2002 to 3/31/2003        27.55                 .26               (6.74)         (6.48)               (.29)



                                     Dividends and distributions

                                    Distributions            Total           Net asset                               Net assets,
                                    (from capital    dividends and          value, end            Total            end of period
                                            gains)   distributions           of period         return(3)            (in millions)
Class A:
 Year ended 3/31/2003                         $ -            ($.24)             $20.78           (23.16)%             $20,143
 Year ended 3/31/2002                           -             (.66)              27.23            (2.63)               27,765
 Year ended 3/31/2001                       (3.74)           (3.93)              28.72           (28.02)               28,963
 Year ended 3/31/2000                       (1.39)           (1.68)              44.61            54.32                38,837
 Year ended 3/31/1999                       (1.26)           (1.62)              30.21             8.19                22,083
Class B:
 Year ended 3/31/2003                           -             (.08)              20.65           (23.79)                  387
 Year ended 3/31/2002                           -             (.44)              27.09            (3.34)                  422
 Year ended 3/31/2001                       (3.74)           (3.85)              28.56           (28.53)                  321
 Period from 3/15/2000 to 3/31/2000             -                -               44.59             3.48                    30
Class C:
 Year ended 3/31/2003                           -             (.12)              20.58           (23.80)                  275
 Year ended 3/31/2002                           -             (.41)              27.07            (3.53)                  178
 Period from 3/15/2001 to 3/31/2001             -                -               28.56            (1.07)                   10
Class F:
 Year ended 3/31/2003                           -             (.26)              20.75           (23.21)                  861
 Year ended 3/31/2002                           -             (.64)              27.23            (2.71)                  580
 Period from 3/15/2001 to 3/31/2001             -                -               28.72            (1.03)                    7
Class 529-A:
 Year ended 3/31/2003                           -             (.27)              20.74           (23.22)                   33
 Period from 2/15/2002 to 3/31/2002             -                -               27.23             4.88                     4
Class 529-B:
 Year ended 3/31/2003                           -             (.19)              20.61           (23.91)                    8
 Period from 2/19/2002 to 3/31/2002             -                -               27.21             6.77                     1
Class 529-C:
 Year ended 3/31/2003                           -             (.19)              20.61           (23.88)                   15
 Period from 2/15/2002 to 3/31/2002             -                -               27.20             4.77                     1
Class 529-E:
 Year ended 3/31/2003                           -             (.25)              20.69           (23.48)                    2
 Period from 3/7/2002 to 3/31/2002              -                -               27.23             (.36)                    - (4)
Class 529-F:
 Period from 9/16/2002 to 3/31/2003             -             (.26)              20.74            (7.57)                    1
Class R-1:
 Period from 6/17/2002 to 3/31/2003             -             (.24)              20.67           (20.56)                    1
Class R-2:
 Period from 5/31/2002 to 3/31/2003             -             (.25)              20.64           (23.80)                   29
Class R-3:
 Period from 5/21/2002 to 3/31/2003             -             (.27)              20.68           (24.40)                   63
Class R-4:
 Period from 6/7/2002 to 3/31/2003              -             (.28)              20.63           (21.87)                   76
Class R-5:
 Period from 5/15/2002 to 3/31/2003             -             (.29)              20.78           (23.71)                  782


                                            Ratio of                           Ratio of
                                            expenses                         net income
                                          to average                         to average
Class A:                                  net assets                         net assets
 Year ended 3/31/2003
 Year ended 3/31/2002                           .90%                              1.06%
 Year ended 3/31/2001                            .88                               1.21
 Year ended 3/31/2000                            .84                               1.89
 Year ended 3/31/1999                            .84                                .93
Class B:                                         .84                               1.45
 Year ended 3/31/2003
 Year ended 3/31/2002                           1.68                                .28
 Year ended 3/31/2001                           1.65                                .41
 Period from 3/15/2000 to 3/31/2000             1.61                               1.40
Class C:                                         .07                                .06
 Year ended 3/31/2003
 Year ended 3/31/2002                           1.74                                .19
 Period from 3/15/2001 to 3/31/2001             1.77                                .22
Class F:                                         .08                                .18
 Year ended 3/31/2003
 Year ended 3/31/2002                            .94                               1.00
 Period from 3/15/2001 to 3/31/2001              .95                                .98
Class 529-A:                                     .05                                .22
 Year ended 3/31/2003
 Period from 2/15/2002 to 3/31/2002              .94                                .98
Class 529-B:                                     .13                                .42
 Year ended 3/31/2003
 Period from 2/19/2002 to 3/31/2002             1.86                                .07
Class 529-C:                                     .20                                .29
 Year ended 3/31/2003
 Period from 2/15/2002 to 3/31/2002             1.84                                .08
Class 529-E:                                     .22                                .35
 Year ended 3/31/2003
 Period from 3/7/2002 to 3/31/2002              1.30                                .66
Class 529-F:                                     .09                                .23
 Period from 9/16/2002 to 3/31/2003
Class R-1:                                      1.05  (5)                          1.31  (5)
 Period from 6/17/2002 to 3/31/2003
Class R-2:                                      1.73  (5),(6)                       .32  (5)
 Period from 5/31/2002 to 3/31/2003
Class R-3:                                      1.70  (5),(6)                       .53  (5)
 Period from 5/21/2002 to 3/31/2003
Class R-4:                                      1.31  (5),(6)                       .87  (5)
 Period from 6/7/2002 to 3/31/2003
Class R-5:                                       .96  (5),(6)                      1.27  (5)
 Period from 5/15/2002 to 3/31/2003
                                                 .63  (5)                          1.31  (5)


                                                                Year ended March 31
                                                    2003     2002      2001      2000       1999

Portfolio turnover rate for all classes of shares    29%      27%       37%       29%        32%


(1) Based on operations for the period shown (unless otherwise noted)and, accordingly, may not be representative of a full year.
(2) The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are  based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.84%, 2.33% and 1.35% for classes R-1, R-2 and R-3, respectively. The expense ratio for Class R-4 was not affected by any payments made by CRMC.


Independent auditors' report

To the Board of Trustees and Shareholders of EuroPacific Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund, Inc. (the "Fund") as of March 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002 and financial highlights for each of the years in the four year period ended March 31, 2002 were audited by other auditors whose report, dated April 30, 2002, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EuroPacific Growth Fund, Inc. as of March 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Los Angeles, California
May 5, 2003

Tax information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended March 31, 2003 is $61,416,000. Foreign source income earned by the fund for the fiscal year ended March 31, 2003 was $538,585,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.26% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                             EUROPACIFIC GROWTH FUND



Item 23.          Exhibits

(a) Declaration of Trust and Restatement of Declaration of Trust - previously filed (see Post-Effective Amendment No. 17 filed 5/29/97); Establishment and Designation of Additional Classes of Shares - previously filed (see P/E Amendment No. 23 filed 3/14/01; and No. 25 filed 2/14/02)

(b) By-laws - previously filed (see P/E Amendment No. 16 filed 5/6/97) (c) Form of share certificate - previously filed (see P/E Amendment No. 23 filed 3/14/01) (d) Form of Investment Advisory and Service Agreement - previously filed (see P/E
         Amendment No. 21 filed 3/13/00)

(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 25 filed 2/14/02)

(e-2) Form of Selling Group Agreements - previously filed (see P/E Amendment No. 26 filed 5/14/02)

(f)      None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 26 filed 5/14/02)

(h) Form of Amended and Restated Administrative Services Agreement; and Form of Amended Shareholder Services Agreement - previously filed (see P/E Amendment No. 25 filed 2/14/02)

(i)      Legal opinion - previously filed (see P/E Amendment No. 26 filed
         5/14/02)

(j)      Consent of Independent Accountants (k) None (l) None

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 5/29/97; No. 21 filed 3/13/00; No. 23 filed 3/14/01; No.
         25 filed 2/14/02; and No. 26 filed 5/14/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 25 filed 2/14/02)

(o)      None

(p)      Code of Ethics - previously filed (see P/E Amendment No. 25 filed
         2/14/02)

                        EuroPacific Growth Fund -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Trust's By-Laws states:

                  (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                  (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon

                        EuroPacific Growth Fund -- Pg C-2
                  application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                  (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                  (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

                  (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

                  (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                  (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                  (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.


                        EuroPacific Growth Fund -- Pg C-3

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

Item 26.          Business and Other Connections of Investment Adviser

                           None


Item 27.          Principal Underwriters

                           (a) American Funds Distributors, Inc. is the
Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



                        EuroPacific Growth Fund -- Pg C-4

(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

L      Catherine J. Bator                       Assistant Vice President                              None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr. Regional Vice President None 9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665



                        EuroPacific Growth Fund -- Pg C-5





(b)                 (1)                                       (2)                                      (3)
       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer



                        EuroPacific Growth Fund -- Pg C-6





(b) (1) (2) (3) H Cheri Coleman Vice President None

       Ruth M. Collier                          Senior Vice President                                 None
       29 Landsdowne Drive
       Larchmont, NY 10538

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael Cravotta                         Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1533 Wilmot Road
       Deerfield, IL 60015

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

L      Dianne M. Dexter                         Assistant Vice President                              None



                        EuroPacific Growth Fund -- Pg C-7





(b)    (1) (2) (3) Thomas J. Dickson Regional Vice President None 108 Wilmington
       Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None



                        EuroPacific Growth Fund -- Pg C-8





(b)    (1) (2) (3) Daniel B. Frick Regional Vice President None 845 Western
       Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Assistant Vice President                              None

B      Lori Giacomini                           Assistant Vice President                              None

                   B Evelyn K. Glassford Vice President None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       8504 Scenic View Drive, Apt. 103
       Fishers, IN 46038

       Steven J. Hipsley                        Regional Vice President                               None
       14 Dyer Switch Road
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None



                        EuroPacific Growth Fund -- Pg C-9





(b) (1) (2) (3) L Kevin B. Hughes Assistant Vice President None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria Khader                             Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122



                                       EuroPacific Growth Fund -- Pg C-10





(b)                 (1)                                       (2)                                      (3)
       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                      Senior Vice President

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871



                                       EuroPacific Growth Fund -- Pg C-11





(b)                 (1)                                       (2)                                      (3)
       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4430 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None


                                       EuroPacific Growth Fund -- Pg C-12





(b)                 (1)                                       (2)                                      (3)
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Littleton, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve Rubin                              Vice President                                        None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108



                                       EuroPacific Growth Fund -- Pg C-13





(b)    (1) (2) (3) Joseph D. Scarpitti Vice President None 31465 St. Andrews
       Westlake, OH  44145

       Shannon D. Schofield                     Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie Senft                            Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Assistant Vice President                              None



                                       EuroPacific Growth Fund -- Pg C-14





(b)    (1) (2) (3) Nicholas D. Spadaccini Vice President None 855 Markley Woods
       Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130



                                       EuroPacific Growth Fund -- Pg C-15





(b)                 (1)                                       (2)                                      (3)
       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patti Vogt                               Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None



                                       EuroPacific Growth Fund -- Pg C-16





(b)    (1) (2) (3) George J. Wenzel Regional Vice President None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None


Item 28.          Location of Accounts and Records

                                       EuroPacific Growth Fund -- Pg C-17

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a


                                       EuroPacific Growth Fund -- Pg C-18

                             SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of May, 2003.


EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
(Gina H. Despres, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 28, 2003, by the following persons in the capacities indicated.


          Signature                                         Title

(1) Principal Executive Officer:                    President and Trustee

/s/ Mark E. Denning
(Mark E. Denning)

(2) Principal Financial Officer and Financial Officer and
    Principal Accounting Officer:

/s/ R. Marcia Gould                                        Treasurer
(R. Marcia Gould)

(3) Trustees:

Elisabeth Allison* Trustee
/s/ Mark E. Denning                                     President and Trustee
----------------------------------
(Mark E. Denning)
/s/ Gina H. Despres                                     Chairman of the Board
-------------------
(Gina H. Despres)                                               Trustee
Robert A. Fox*                                                  Trustee
Koichi Itoh*                                                    Trustee
William H. Kling*                                               Trustee
John G. McDonald*                                               Trustee
William I. Miller*                                              Trustee
Alessandro Ovi                                                  Trustee
Kirk P. Pendleton*                                              Trustee




*By /s/ Vincent P. Corti
--------------------
(Vincent P. Corti, Attorney-in-Fact)


Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).


/s/ Kristine M. Nishiyama
(Kristine M. Nishiyama)



                                       EuroPacific Growth Fund -- Pg C-19